UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

SunAmerica Specialty Series—2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 24.3%
Resolution Funding Corp - 24.3%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $6,086,865)	$7,000,000	$6,564,978

U.S. GOVERNMENT TREASURIES - 68.1%
United States Treasury Bonds - 68.1%
United States Treasury Bonds STRIPS zero coupon due 08/15/2020 (cost $16,785,174)	19,490,000	18,362,231

Total Long-Term Investment Securities (cost $22,872,039)		24,927,209

SHORT-TERM INVESTMENT SECURITIES - 6.6%
U.S. Government Treasuries - 6.6%
United States Treasury Bills 0.59% due 07/13/17(1) (cost $1,765,301)	1,770,000	1,765,210

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $301,000 and collateralized by $345,000 of United States Treasury Bonds, bearing interest at 2.50%, due 02/15/2045 and having an approximate value of $310,479

(cost $301,000)	301,000	301,000

TOTAL INVESTMENTS (cost $24,938,340) (2)	100.1%	26,993,419
Liabilities in excess of other assets	(0.1)	(14,116)

NET ASSETS	100.0%	$26,979,303

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2017	$112,977	$113,725	$748

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,564,978	$—	$6,564,978
U.S. Government Treasuries	—	18,362,231	—	18,362,231
Short-Term Investment Securities	—	1,765,210	—	1,765,210
Repurchase Agreements	—	301,000	—	301,000

Total Investments at Value	$—	$26,993,419	$—	$26,993,419

Other Financial Instruments:+
Futures Contracts	$748	$—	$—	$748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Commodity Strategy Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES - 8.5%
United States Treasury Notes - 8.5%
0.58% due 07/31/2017 FRS	$1,000,000	$1,000,283
0.67% due 10/31/2017 FRS	1,200,000	1,201,360
0.70% due 04/30/2018 FRS	1,000,000	1,001,625
0.88% due 05/15/2017	350,000	350,273

Total U.S. Government Treasuries (cost $3,551,069)		3,553,541

COMMON STOCKS - 1.1%
Investment Companies - 1.1%
Uranium Participation Corp.†(1) (cost $554,503)	142,200	458,974

OPTIONS-PURCHASED - 0.1%
Call Options Purchased(1)(4)	8	15,946
Put Options Purchased(1)(5)	5	9,500

Total Options-Purchased (cost $32,263)		25,446

Total Long-Term Investment Securities (cost $4,137,835)		4,037,961

SHORT-TERM INVESTMENT SECURITIES - 27.2%
U.S. Government Agencies - 23.3%
Federal Home Loan Bank
0.50% due 02/16/2017	600,000	599,900
0.52% due 03/01/2017	200,000	199,921
0.53% due 03/08/2017	1,000,000	999,504
0.55% due 04/12/2017	650,000	649,330
0.55% due 04/17/2017	775,000	774,144
0.55% due 04/21/2017	1,000,000	998,837
0.56% due 04/26/2017	400,000	399,505
0.56% due 06/01/2017	1,000,000	998,167
0.79% due 02/27/2017 FRS	1,100,000	1,100,190
0.88% due 05/24/2017	1,000,000	1,001,001
1.00% due 06/21/2017	1,000,000	1,001,561
Federal Home Loan Mtg. Corp.
1.00% due 03/08/2017	1,000,000	1,000,501

		9,722,561

U.S. Government Treasuries - 3.9%
United States Treasury Bills
0.57% due 05/04/2017	133,300	133,126
0.60% due 05/04/2017	157,200	156,994
0.60% due 05/11/2017	313,200	312,769
0.61% due 05/18/2017	1,021,700	1,020,188

		1,623,077

Total Short-Term Investment Securities (cost $11,344,097)		11,345,638

REPURCHASE AGREEMENTS - 56.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)	3,690,000	3,690,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	905,000	905,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	5,230,000	5,230,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	1,285,000	1,285,000
BNP Paribas SA Joint Repurchase Agreement(2)	3,690,000	3,690,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	905,000	905,000
Deutsche Bank AG Joint Repurchase Agreement(2)	5,765,000	5,765,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,430,000	1,430,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	615,000	615,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	150,000	150,000

Total Repurchase Agreements (cost $23,665,000)		23,665,000

TOTAL INVESTMENTS (cost $39,146,932) (3)	93.5%	39,048,599
Other assets less liabilities	6.5	2,729,071

NET ASSETS	100.0%	$41,777,670

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Commodity Strategy Fund to the “AIG Commodity Strategy Fund,” effective February 28, 2017.
@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Gold Futures	Mar-17	$12.50	2	$8,400	$2,380	$(6,020)
Aluminum Futures	Jun-17	18.00	6	9,113	13,566	4,453

			8	$17,513	$15,946	$(1,567)

(5)	Put Options - Purchased

Exchange Traded Purchased Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Crude Oil Futures	May-17	$50.00	5	$14,750	$9,500	$(5,250)

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Exchange Traded Written Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received		Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Brent Crude Futures	Oct-17	$70.00	3	$44,400	*	$43,860	$540

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
13	Long	Aluminum Futures	March 2017	$598,552	$589,713	$(8,839)
3	Short	Aluminum Futures	December 2017	135,219	137,531	(2,312)
61	Long	Brent Crude Futures	April 2017	3,432,010	3,390,380	(41,630)
11	Short	Brent Crude Futures	December 2018	544,668	614,240	(69,572)
10	Short	Brent Crude Futures	December 2019	552,700	556,800	(4,100)
6	Long	Cattle Futures	April 2017	281,440	274,020	(7,420)
4	Long	Cocoa Futures	March 2017	89,280	84,120	(5,160)
7	Long	Coffee Futures	March 2017	423,150	392,569	(30,581)
18	Long	Copper Futures	March 2017	2,579,504	2,695,163	115,659
1	Short	Copper Futures	March 2017	143,043	149,731	(6,688)
83	Long	Corn Futures	March 2017	1,505,063	1,492,963	(12,100)
30	Short	Corn Futures	December 2017	577,212	580,875	(3,663)
3	Long	Gasoil Futures	March 2017	146,700	149,325	2,625
22	Long	Gasoline Futures	March 2017	1,472,205	1,432,292	(39,913)
4	Short	Gasoline Futures	December 2017	262,920	257,762	5,158
10	Long	Gold Futures	April 2017	1,205,830	1,211,400	5,570
25	Long	Heating Oil Futures	March 2017	1,733,466	1,712,340	(21,126)
19	Long	Lean Hogs Futures	April 2017	519,930	526,300	6,370
16	Short	Lean Hogs Futures	June 2017	495,170	496,640	(1,470)
10	Short	Natural Gas Futures	April 2017	303,060	316,500	(13,440)
79	Long	Natural Gas Futures	June 2017	2,701,800	2,574,610	(127,190)
21	Long	Nickel Futures	March 2017	1,422,101	1,250,928	(171,173)
5	Short	Nickel Futures	March 2017	290,840	297,840	(7,000)
5	Long	Palladium Futures	March 2017	347,880	377,150	29,270
10	Long	Silver Futures	March 2017	883,970	877,150	(6,820)
19	Long	Soybean Futures	March 2017	977,438	973,275	(4,163)
11	Long	Soybean Futures	November 2017	559,838	550,550	(9,288)
36	Long	Soybean Meal Futures	March 2017	1,129,530	1,204,560	75,030
14	Short	Soybean Oil	March 2017	311,064	284,340	26,724
39	Long	Soybean Oil	July 2017	843,582	804,960	(38,622)
48	Long	Sugar Futures	March 2017	1,103,012	1,099,392	(3,620)
19	Long	Sugar Futures	May 2017	432,862	435,389	2,527
14	Short	Sugar Futures	October 2017	284,771	314,070	(29,299)
39	Long	Wheat Futures	March 2017	842,968	837,525	(5,443)
25	Long	Wheat Futures	March 2017	531,838	525,938	(5,900)
3	Long	Wheat Futures	July 2017	68,222	68,138	(84)
3	Long	Wheat Futures	July 2017	67,088	67,088	0
7	Long	WTI Crude Futures	March 2017	373,590	369,670	(3,920)
24	Long	WTI Crude Futures	April 2017	1,291,040	1,282,080	(8,960)
5	Long	WTI Crude Futures	June 2017	272,750	271,900	(850)
12	Long	WTI Crude Futures	December 2017	627,240	663,960	36,720
5	Short	WTI Crude Futures	December 2018	269,837	277,050	(7,213)
22	Long	Zinc Futures	March 2017	1,422,686	1,570,800	148,114
4	Short	Zinc Futures	March 2017	270,026	285,600	(15,574)

						$(259,366)

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Chase Bank NA	351	03/31/2017	(0.090)%		Bloomberg Commodity Index	$—
Chase Bank NA	684	03/31/2017	(0.200)%		S&P GSCI Grains Index	—
Goldman Sachs	203	03/31/2017	(0.150)%		S&P GSCI Grains Index	—
Chase Bank NA	13,202	09/29/2017	(0.090)%		Bloomberg Commodity Index	—
Chase Bank NA	413	09/29/2017	(0.090)%		Bloomberg Commodity Index	—
Barclays	608	10/31/2017	(0.160)%		Bloomberg Silver Subindex	—
Goldman Sachs International	244	11/29/2017	$17.11	per oz.	LBMA Silver Price	5,981

						$5,981

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
†	Illiquid security. At January 31, 2017, the aggregate value of these securities was $0, representing 0.0% of net assets.
*	Represents value at trade date
LBMA	- London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Treasuries	$—	$3,553,541	$—	$3,553,541
Common Stocks	458,974	—	—	458,974
Options-Purchased	25,446	—	—	25,446
Short-Term Investment Securities	—	11,345,638	—	11,345,638
Repurchase Agreements	—	23,665,000	—	23,665,000

Total Investments at Value	$484,420	$38,564,179	$—	$39,048,599

Other Financial Instruments:+
Exchange Traded Written Put Options	$540	$—	$—	$540
Futures Contracts	453,767	—	—	453,767
Over the Counter Total Return Swap Contracts	—	5,981	—	5,981

	$454,307	$5,981	$—	$460,288

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$713,133	$—	$—	$713,133

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 99.4%
Apparel Manufacturers - 2.4%
VF Corp.	9,775	$503,217

Auction Houses/Art Dealers - 2.7%
KAR Auction Services, Inc.	12,213	556,302

Beverages-Non-alcoholic - 5.0%
Dr Pepper Snapple Group, Inc.	5,836	532,243
PepsiCo, Inc.	5,016	520,561

		1,052,804

Commercial Services-Finance - 2.3%
Western Union Co.	24,731	484,233

Computers - 2.4%
HP, Inc.	34,037	512,257

Consumer Products-Misc. - 5.2%
Clorox Co.	4,477	537,240
Kimberly-Clark Corp.	4,571	553,685

		1,090,925

Cosmetics & Toiletries - 5.1%
Colgate-Palmolive Co.	7,993	516,188
Procter & Gamble Co.	6,235	546,186

		1,062,374

Dental Supplies & Equipment - 2.6%
Patterson Cos., Inc.	13,080	544,259

Electric-Integrated - 2.4%
AES Corp.	44,726	511,666

Electronic Components-Semiconductors - 5.2%
Intel Corp.	14,557	535,989
Texas Instruments, Inc.	7,196	543,586

		1,079,575

Engines-Internal Combustion - 2.7%
Cummins, Inc.	3,797	558,197

Enterprise Software/Service - 2.4%
CA, Inc.	16,127	504,291

Finance-Other Services - 2.5%
CME Group, Inc.	4,313	522,218

Food-Misc./Diversified - 2.5%
General Mills, Inc.	8,415	525,769

Insurance-Property/Casualty - 2.6%
First American Financial Corp.	14,346	539,123

Investment Management/Advisor Services - 4.8%
Legg Mason, Inc.	17,018	539,301
T. Rowe Price Group, Inc.	6,962	469,517

		1,008,818

Medical-Biomedical/Gene - 2.4%
Gilead Sciences, Inc.	7,009	507,802

Medical-Drugs - 2.5%
AbbVie, Inc.	8,509	519,985

Medical-Wholesale Drug Distribution - 2.6%
Cardinal Health, Inc.	7,243	542,935

Networking Products - 2.5%
Cisco Systems, Inc.	17,229	529,275

Office Automation & Equipment - 2.6%
Pitney Bowes, Inc.	33,990	541,121

Printing-Commercial - 2.6%
RR Donnelley & Sons Co.	31,974	548,354

Publishing-Books - 2.5%
John Wiley & Sons, Inc., Class A	9,423	519,207

Retail-Computer Equipment - 2.4%
GameStop Corp., Class A	20,839	510,347

Retail-Consumer Electronics - 2.3%
Best Buy Co., Inc.	10,970	488,384

Retail-Mail Order - 2.2%
Williams-Sonoma, Inc.	9,423	454,283

Retail-Major Department Stores - 2.0%
Nordstrom, Inc.	9,564	422,920

Retail-Restaurants - 4.6%
Brinker International, Inc.	10,314	458,973
Dunkin’ Brands Group, Inc.	9,868	511,853

		970,826

Telephone-Integrated - 2.7%
CenturyLink, Inc.	22,035	569,825

Theaters - 2.8%
Cinemark Holdings, Inc.	13,572	576,810

Toys - 2.5%
Hasbro, Inc.	6,376	526,084

Transport-Services - 4.9%
C.H. Robinson Worldwide, Inc.	7,102	540,178
United Parcel Service, Inc., Class B	4,500	491,085

		1,031,263

Vitamins & Nutrition Products - 2.5%
Mead Johnson Nutrition Co.	7,337	516,965

Total Long-Term Investment Securities (cost $20,802,013)		20,832,414

TOTAL INVESTMENTS (cost $20,802,013)(1)	99.4%	20,832,414
Other assets less liabilities	0.6	118,109

NET ASSETS	100.0%	$20,950,523

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$20,832,414	$—	$—	$20,832,414

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 97.1%
Aerospace/Defense - 4.4%
Lockheed Martin Corp.	97,232	$24,437,319

Banks-Super Regional - 9.3%
US Bancorp	734,959	38,695,591
Wells Fargo & Co.	224,429	12,642,086

		51,337,677

Cable/Satellite TV - 6.4%
Comcast Corp., Class A	467,557	35,263,149

Cruise Lines - 5.8%
Carnival Corp.	583,622	32,320,986

Diversified Banking Institutions - 8.2%
Bank of America Corp.	789,743	17,879,781
JPMorgan Chase & Co.	322,587	27,300,538

		45,180,319

E-Commerce/Products - 10.0%
Alibaba Group Holding, Ltd. ADR†	283,734	28,745,092
Amazon.com, Inc.†	32,317	26,612,403

		55,357,495

E-Services/Consulting - 6.1%
CDW Corp.	655,234	33,751,103

Finance-Credit Card - 3.5%
Visa, Inc., Class A	232,693	19,246,038

Internet Content-Entertainment - 5.7%
Facebook, Inc., Class A†	241,236	31,437,876

Medical-Biomedical/Gene - 4.6%
Celgene Corp.†	218,288	25,354,151

Medical-Generic Drugs - 2.9%
Teva Pharmaceutical Industries, Ltd. ADR	474,991	15,878,949

Medical-HMO - 10.3%
Humana, Inc.	155,827	30,931,659
UnitedHealth Group, Inc.	162,008	26,261,497

		57,193,156

Multimedia - 5.0%
Walt Disney Co.	249,763	27,636,276

Oil Companies-Integrated - 5.6%
Suncor Energy, Inc.	1,004,431	31,177,538

Retail-Building Products - 5.1%
Home Depot, Inc.	205,715	28,302,270

Transport-Rail - 4.2%
Norfolk Southern Corp.	198,834	23,355,042

Total Long-Term Investment Securities (cost $451,699,755)		537,229,344

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $17,060,000)	$17,060,000	17,060,000

TOTAL INVESTMENTS (cost $468,759,755)(1)	100.2%	554,289,344
Liabilities in excess of other assets	(0.2)	(1,306,804)

NET ASSETS	100.0%	$552,982,540

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Focused Alpha Large-Cap Fund to the “AIG Focused Alpha Large-Cap Fund,” effective February 28, 2017.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$537,229,344	$—	$—	$537,229,344
Short-Term Investment Securities	—	17,060,000	—	17,060,000

Total Investments at Value	$537,229,344	$17,060,000	$—	$554,289,344

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investment

SunAmerica Specialty Series—AIG Focused Multi-Cap Growth Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 95.6%
Aerospace/Defense - 6.4%
Lockheed Martin Corp.	121,615	$30,565,498

Apparel Manufacturers - 1.4%
Under Armour, Inc., Class A†	178,000	3,825,220
Under Armour, Inc., Class C†	155,500	2,988,710

		6,813,930

Auto-Cars/Light Trucks - 4.0%
Tesla Motors, Inc.†	75,664	19,062,032

Banks-Super Regional - 3.3%
Wells Fargo & Co.	281,230	15,841,686

Commercial Services - 1.8%
CoStar Group, Inc.†	42,200	8,528,620

Consulting Services - 0.7%
Verisk Analytics, Inc.†	42,500	3,512,200

Diagnostic Kits - 1.9%
IDEXX Laboratories, Inc.†	72,000	8,807,760

Distribution/Wholesale - 0.3%
Fastenal Co.	29,500	1,465,560

E-Commerce/Products - 14.6%
Alibaba Group Holding, Ltd. ADR†	354,882	35,953,095
Amazon.com, Inc.†	40,748	33,555,163

		69,508,258

Enterprise Software/Service - 0.7%
Benefitfocus, Inc.†	110,066	3,329,496

Finance-Credit Card - 5.0%
Visa, Inc., Class A	288,839	23,889,874

Finance-Investment Banker/Broker - 2.0%
Charles Schwab Corp.	229,000	9,443,960

Food-Canned - 1.0%
TreeHouse Foods, Inc.†	64,000	4,856,320

Hotels/Motels - 3.5%
Hyatt Hotels Corp., Class A†	300,000	16,413,000

Insurance-Property/Casualty - 2.9%
Arch Capital Group, Ltd.†	154,800	13,676,580

Internet Content-Entertainment - 8.1%
Facebook, Inc., Class A†	296,542	38,645,353

Medical-Biomedical/Gene - 6.7%
Celgene Corp.†	273,953	31,819,641

Medical-HMO - 6.9%
UnitedHealth Group, Inc.	202,634	32,846,971

Multimedia - 9.8%
FactSet Research Systems, Inc.	68,700	11,888,535
Walt Disney Co.	312,344	34,560,864

		46,449,399

Professional Sports - 2.0%
Manchester United PLC, Class A	635,023	9,684,101

Resort/Theme Parks - 6.6%
Vail Resorts, Inc.	182,000	31,220,280

Retail-Automobile - 0.4%
CarMax, Inc.†	25,000	1,667,750

Retail-Building Products - 5.6%
Home Depot, Inc.	195,329	26,873,364

Total Long-Term Investment Securities (cost $331,263,075)		454,921,633

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Time Deposits - 3.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $17,712,000)	$17,712,000	$17,712,000

TOTAL INVESTMENTS (cost $348,975,075)(1)	99.3%	472,633,633
Other assets less liabilities	0.7	3,252,707

NET ASSETS	100.0%	$475,886,340

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Focused Alpha Growth Fund to the “AIG Focused Multi-Cap Growth Fund,” effective February 28, 2017.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$454,921,633	$—	$—	$454,921,633
Short-Term Investment Securities	—	17,712,000	—	17,712,000

Total Investments at Value	$454,921,633	$17,712,000	$—	$472,633,633

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Global Trends Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 94.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$5,390,000	$5,390,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	1,440,000	1,440,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	7,635,000	7,635,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	2,040,000	2,040,000
BNP Paribas SA Joint Repurchase Agreement(1)	5,390,000	5,390,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,440,000	1,440,000
Deutsche Bank AG Joint Repurchase Agreement(1)	8,415,000	8,415,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	2,260,000	2,260,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	895,000	895,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	240,000	240,000

Total Repurchase Agreements (cost $35,145,000)		35,145,000

TOTAL INVESTMENTS (cost $35,145,000)(3)	94.5%	35,145,000
Other assets less liabilities	5.5	2,027,760

NET ASSETS	100.0%	$37,172,760

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Global Trends Fund to the “AIG Global Trends Fund,” effective February 28, 2017.
@	Consolidated (see Note 1)
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the AIG Global Trends Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
20	Long	Copper Future(a)	March 2017	1,329,775	1,363,750	33,975
22	Long	DAX Index	March 2017	6,930,564	6,866,428	(64,136)
77	Long	FTSE 100 Index	March 2017	6,884,640	6,824,690	(59,950)
10	Long	Gold Future(a)	April 2017	1,196,630	1,211,400	14,770
25	Long	HANG SENG Index (b)	February 2017	3,688,345	3,736,111	47,766
22	Long	Nikkei 225 Index	March 2017	3,719,069	3,698,167	(20,902)
65	Long	S&P500 E-Mini Index	March 2017	7,382,612	7,392,125	9,513
12	Long	US Treasury Long Bond	March 2017	1,810,125	1,810,125	0

						$(38,964)

(a)	The security is owned by the AIG Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Global Trends Fund.
(b)	Foreign equity futures valued using fair value procedures at January 31, 2017. The aggregate appreciation (depreciation) of these futures contracts was $47,766 representing 0.1% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	BRL	3,835,000	USD	1,226,415	02/02/2017	$9,380	$—
	BRL	3,482,000	USD	1,094,796	03/02/2017	—	(2,363)
	USD	1,203,402	BRL	3,835,000	02/02/2017	13,633	—

						23,013	(2,363)

Goldman Sachs International	BRL	3,848,000	USD	1,230,572	02/02/2017	9,411	—
	BRL	3,659,000	USD	1,151,426	03/02/2017	—	(1,506)
	USD	1,212,083	BRL	3,848,000	02/02/2017	9,078	—

						18,489	(1,506)

JP Morgan Chase Bank	BRL	356,000	USD	108,042	02/02/2017	—	(4,934)
	USD	113,847	BRL	356,000	02/02/2017	—	(871)

						—	(5,805)

Morgan Stanley & Co. International PLC	BRL	11,663,000	USD	3,692,446	02/02/2017	—	(8,801)
	USD	3,581,376	BRL	11,663,000	02/02/2017	119,872	—
	USD	2,457,787	BRL	7,802,000	03/02/2017	581	—

						120,453	(8,801)

State Street Bank and Trust Co.	BRL	4,176,000	USD	1,312,382	02/02/2017	—	(12,869)
	USD	1,090,735	BRL	3,426,000	03/02/2017	—	(11,221)
	USD	1,335,465	BRL	4,176,000	02/02/2017	—	(10,214)

						—	(34,304)

						—	—

Net Unrealized Appreciation/(Depreciation)						$161,955	$(52,779)

BRL - Brazilian Real

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	—	35,145,000	—	35,145,000

Total Investments at Value	$—	$35,145,000	$—	$35,145,000

Other Financial Instruments:+
Futures Contracts	$58,258	$47,766	$—	$106,024
Forward Foreign Currency Contracts	—	161,955	—	161,955

Total Other Financial Instruments	$58,258	$209,721	$—	$267,979

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$144,988	$—		144,988
Forward Foreign Currency Contracts	—	52,779	—	52,779

Total Other Financial Instruments	$144,988	$52,779	$—	$197,767

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contract, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Income Explorer Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 25.7%
Aerospace/Defense - 0.5%
BAE Systems PLC	16,769	$122,775

Agricultural Chemicals - 0.6%
Yara International ASA	3,743	157,742

Airlines - 0.4%
easyJet PLC	8,464	101,153

Auto-Cars/Light Trucks - 0.5%
Fuji Heavy Industries, Ltd.	3,400	136,711

Building-Residential/Commercial - 1.1%
Berkeley Group Holdings PLC	3,841	135,295
Persimmon PLC	6,709	162,806

		298,101

Cellular Telecom - 0.9%
Advanced Info Service PCL	25,900	117,694
MTN Group, Ltd.	12,047	112,173

		229,867

Chemicals-Diversified - 1.6%
Evonik Industries AG	4,005	129,615
K+S AG	5,835	147,646
LyondellBasell Industries NV, Class A	1,618	150,911

		428,172

Circuit Boards - 0.5%
Zhen Ding Technology Holding, Ltd.(1)	64,000	134,366

Computers - 1.1%
HP, Inc.	9,466	142,463
Lenovo Group, Ltd.(1)	212,000	139,062

		281,525

Computers-Memory Devices - 0.8%
Western Digital Corp.	2,568	204,747

Diversified Financial Services - 0.5%
China Galaxy Securities Co., Ltd.(1)	137,500	127,886

Electric-Generation - 0.5%
Huaneng Power International, Inc.(1)	190,000	123,387

Electronic Components-Misc. - 1.0%
Hon Hai Precision Industry Co., Ltd.(1)	49,420	132,692
Pegatron Corp.(1)	54,000	130,028

		262,720

Explosives - 0.7%
Orica, Ltd.	12,382	176,072

Finance-Other Services - 1.0%
ASX, Ltd.	3,378	127,812
Japan Exchange Group, Inc.	9,900	147,742

		275,554

Food-Retail - 1.9%
Casino Guichard Perrachon SA	2,162	116,461
METRO AG	3,911	133,455
Wesfarmers, Ltd.	3,928	119,934
Woolworths, Ltd.	7,571	141,249

		511,099

Food-Wholesale/Distribution - 0.5%
Bidvest Group, Ltd.	11,930	140,380

Human Resources - 1.4%
Adecco Group AG	2,433	173,092
Randstad Holding NV	3,144	182,594

		355,686

Insurance-Multi-line - 1.1%
BB Seguridade Participacoes SA	14,274	126,428
Mapfre SA	55,083	166,494

		292,922

Investment Management/Advisor Services - 0.4%
Aberdeen Asset Management PLC	32,550	107,325

Metal Processors & Fabrication - 0.5%
Catcher Technology Co., Ltd.(1)	15,000	122,669

Metal-Diversified - 1.1%
MMC Norilsk Nickel PJSC ADR	8,432	136,430
Rio Tinto, Ltd.	3,270	165,364

		301,794

Miscellaneous Manufacturing - 0.5%
CRRC Corp., Ltd.(1)	129,900	126,157

Multimedia - 0.4%
Vivendi SA	6,233	113,981

Networking Products - 0.4%
Telefonaktiebolaget LM Ericsson, Class B	15,676	92,564

Oil Companies-Integrated - 0.6%
Lukoil PJSC ADR	2,716	152,653

Oil Refining & Marketing - 1.0%
HollyFrontier Corp.	5,043	146,096
Tupras Turkiye Petrol Rafinerileri AS	5,340	115,981

		262,077

Oil-Field Services - 0.6%
TechnipFMC PLC†	4,474	146,629

Real Estate Operations & Development - 0.5%
China Vanke Co., Ltd.(1)	55,000	139,732

Retail-Apparel/Shoe - 1.0%
Gap, Inc.	5,519	127,103
HUGO BOSS AG	2,224	142,368

		269,471

Retail-Office Supplies - 0.5%
Staples, Inc.	13,401	123,289

Retail-Regional Department Stores - 0.4%
Macy’s, Inc.	3,520	103,981

Semiconductor Components-Integrated Circuits - 0.4%
Novatek Microelectronics Corp.(1)	31,000	109,655

Telecom Services - 0.4%
Telenor ASA	7,127	112,849

Telephone-Integrated - 0.4%
CenturyLink, Inc.	4,028	104,164

Total Common Stocks (cost $6,199,040)		6,749,855

PREFERRED SECURITIES - 11.8%
Agricultural Operations - 0.5%
CHS, Inc. FRS Series 2 7.10%	863	23,724

CHS, Inc. Series 4 7.50%	3,456	94,521

		118,245

Banks-Commercial - 0.5%
Barclays Bank PLC Series 5 8.13%	1,150	29,670
First Republic Bank 5.50%	271	6,539
ING Groep NV 7.20%	2,400	61,968
Regions Financial Corp. FRS Series B 6.38%	1,391	37,529

		135,706

Banks-Money Center - 0.2%
National Westminster Bank PLC Series C 7.76%	1,924	49,524

Banks-Special Purpose - 0.1%
AgriBank FCB FRS 6.88%	250	26,625

Banks-Super Regional - 0.5%
Huntington Bancshares, Inc. 6.25%	1,393	36,023
Wells Fargo & Co. 5.70%	1,544	38,337
Wells Fargo & Co. FRS 5.85%	1,975	51,291

		125,651

Diversified Banking Institutions - 2.1%
Bank of America Corp. Series EE 6.00%	1,563	39,966
Bank of America Corp. Series CC 6.20%	2,000	51,500
Bank of America Corp. Series Y 6.50%	911	23,823
Citigroup, Inc. Series S 6.30%	1,583	40,873
Citigroup, Inc. FRS Series J 7.13%	2,395	66,988
GMAC Capital Trust I FRS Series 2 6.69%	5,000	128,500
JPMorgan Chase & Co. Series Y 6.13%	1,326	34,502

Morgan Stanley FRS Series K 5.85%	1,850	46,472
Morgan Stanley FRS Series I 6.38%	2,372	62,834
Morgan Stanley FRS Series F 6.88%	1,955	53,841

		549,299

E-Commerce/Products - 0.1%
eBay, Inc. 6.00%	1,199	31,066

Electric-Integrated - 1.2%
Dominion Resources, Inc. 5.25%	1,094	25,282
DTE Energy Co 5.38%	999	23,676
Integrys Holding, Inc. FRS 6.00%	3,928	101,146
NextEra Energy Capital Holdings, Inc. 5.25%	1,200	27,840
SCE Trust IV FRS Series J 5.38%	1,000	26,220
SCE Trust V FRS 5.45%	1,493	39,774
Southern Co. 6.25%	2,794	73,315

		317,253

Finance-Investment Banker/Broker - 0.1%
Charles Schwab Corp. 5.95%	1,500	38,970

Insurance-Multi-line - 0.4%
Aegon NV 6.50%	2,610	67,547
American Financial Group, Inc. 6.00%	359	9,122
American Financial Group, Inc. 6.25%	1,053	27,789

		104,458

Insurance-Property/Casualty - 0.6%
Arch Capital Group, Ltd. 5.25%	1,925	42,408
Hanover Insurance Group, Inc. 6.35%	1,022	25,806
WR Berkley Corp. 5.75%	3,913	97,042

		165,256

Insurance-Reinsurance - 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	850	19,550
Endurance Specialty Holdings, Ltd. Series C 6.35%	1,127	29,572

Reinsurance Group of America, Inc. FRS 5.75%	1,100	29,480
Validus Holdings, Ltd. Series A 5.88	1,700	41,004

		119,606

Investment Management/Advisor Services - 0.3%
Ares Management LP 7.00%	2,800	72,604
Legg Mason, Inc. 5.45%	800	18,216

		90,820

Pipelines - 0.1%
NuStar Logistics LP FRS 7.63%	978	25,428

Private Equity - 0.4%
KKR & Co. LP Series B 6.50%	4,000	102,600

Real Estate Investment Trusts - 3.1%
American Homes 4 Rent Series C 5.50%(2)	1,794	49,873
American Homes 4 Rent Series E 6.35%	2,500	61,475
Cedar Realty Trust, Inc. Series B 7.25%	700	17,395
Chesapeake Lodging Trust Series A 7.75%	1,000	25,560
Colony NorthStar, Inc. Series E 8.75%	2,572	67,155
CoreSite Realty Corp. Series A 7.25%	1,400	35,896
DDR Corp. 6.25%	3,268	82,059
DDR Corp. Series J 6.50%	1,000	25,150
National Retail Properties, Inc. Series F 5.20%	1,975	43,885
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,450	36,903
Public Storage Series E 4.90%	2,000	43,440
Retail Properties of America, Inc. Series A 7.00%	1,000	25,380
Sabra Health Care REIT, Inc. Series A 7.13%	2,500	64,325
Saul Centers, Inc. Series C 6.88%	820	20,779
Summit Hotel Properties, Inc. Series B 7.88%	800	20,752
Taubman Centers, Inc. Series K 6.25%	2,160	52,920
Urstadt Biddle Properties, Inc. Series F 7.13%	1,600	40,832
VEREIT, Inc. Series F 6.70%	3,929	99,364

		813,143

Savings & Loans/Thrifts - 0.1%
People’s United Financial, Inc. FRS Series A 5.63%	758	19,670

Sovereign Agency - 0.9%
Farm Credit Bank of Texas FRS 6.75%	1,200	126,000
Farm Credit Bank of Texas 10.00%	100	120,000

		246,000

Telecom Services - 0.1%
Qwest Corp. 6.50%	1,250	30,813

Total Preferred Securities (cost $3,006,641)		3,110,133

PREFERRED SECURITIES/CAPITAL SECURITIES - 18.6%
Banks-Commercial - 0.9%
CoBank ACB FRS Series I 6.25% due 10/01/2026(3)	$66,000	69,569
Rabobank Nederland FRS 11.00% due 06/30/2019*(3)	150,000	175,500

		245,069

Banks-Fiduciary - 0.2%
State Street Corp. FRS Series F 5.25% due 09/15/2020(3)	50,000	51,688

Banks-Money Center - 1.0%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	115,750
HSBC Capital Funding Dollar 1 LP FRS 10.18% due 06/30/2030*(3)	95,000	141,075

		256,825

Banks-Super Regional - 1.9%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(3)	175,000	192,281
US Bancorp FRS 5.13% due 01/15/2021(3)	30,000	31,087
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(3)	85,000	90,366
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	135,000	141,750
Wells Fargo Capital X 5.95% due 12/01/2086	40,000	42,150

		497,634

Diversified Banking Institutions - 5.6%
Bank of America Corp. FRS 6.30% due 03/10/2026(3)	55,000	58,850
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(3)	95,000	101,888
Citigroup, Inc. FRS 6.13% due 11/15/2020(3)	45,000	47,273
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(3)	85,000	89,781
Credit Agricole SA VRS 8.13% due 12/23/2025*(3)	200,000	212,620
Goldman Sachs Capital I 6.35% due 02/15/2034	21,000	24,685
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(3)	95,000	98,054
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(3)	25,000	25,726
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(3)	150,000	164,162
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	180,000	185,400
Royal Bank of Scotland Group PLC FRS 7.65% due 09/30/2031(3)	35,000	40,451
Royal Bank of Scotland Group PLC VRS 8.63% due 08/15/2021(3)	200,000	206,500
UBS Group AG VRS 7.13% due 02/19/2020(3)	200,000	206,256

		1,461,646

Diversified Manufacturing Operations - 0.9%
General Electric Co. FRS Series D 5.00% due 01/21/2021(3)	221,000	229,840

Electric-Integrated - 1.7%
Emera, Inc. FRS 6.75% due 06/15/2076	153,000	166,770
Enel SpA VRS 8.75% due 09/24/2073*	200,000	228,000
Southern Co. FRS Series B 5.50% due 03/15/2057	50,000	51,733

		446,503

Finance-Other Services - 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 5.25% due 04/20/2046	36,000	37,431

Insurance-Life/Health - 2.0%
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(3)	100,000	112,750
Nippon Life Insurance Co. VRS 4.70% due 01/20/2046*	200,000	201,608
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	175,976
Prudential Financial, Inc. FRS 8.88% due 06/15/2068	35,000	37,800

		528,134

Insurance-Multi-line - 1.6%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	32,000	34,240
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	124,500
MetLife Capital Trust X 9.25% due 04/08/2068*	100,000	138,500
MetLife, Inc. FRS 5.25% due 06/15/2020(3)	57,000	58,282
MetLife, Inc. 10.75% due 08/01/2069	18,000	27,855
Voya Financial, Inc. FRS 5.65% due 05/15/2053	50,000	50,250

		433,627

Insurance-Mutual - 0.5%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	110,000	125,675

Insurance-Property/Casualty - 0.8%
QBE Insurance Group, Ltd. VRS 6.75% due 12/02/2044	200,000	213,000

Insurance-Reinsurance - 0.8%
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(3)	200,000	213,250

Pipelines - 0.6%
Transcanada Trust FRS 5.88% due 08/15/2076	153,000	161,415

Total Preferred Securities/Capital Securities (cost $4,742,831)		4,901,737

REGISTERED INVESTMENT COMPANIES - 40.8%
Domestic Equity Investment Companies - 7.1%
Eaton Vance Tax-Advantaged Dividend Income Fund	22,848	495,573
Eaton Vance Tax-Managed Diversified Equity Income Fund	34,337	366,033
First Trust Energy Income and Growth Fund	2,171	58,921
Gabelli Dividend & Income Trust	15,967	324,130
Gabelli Equity Trust, Inc.	31,016	177,101
John Hancock Tax-Advantaged Dividend Income Fund	16,012	390,533
Tortoise Energy Infrastructure Corp.	1,725	56,649

		1,868,940

Domestic Fixed Income Investment Companies - 23.3%
AllianzGI Convertible & Income Fund	34,174	227,599
AllianzGI Convertible & Income Fund II	46,349	277,631
BlackRock Corporate High Yield Fund, Inc.	18,335	202,602
BlackRock Floating Rate Income Strategies Fund, Inc.	1,473	21,521
BlackRock Limited Duration Income Trust	7,420	117,533
BlackRock MuniHoldings Investment Quality Fund	738	10,834
BlackRock Taxable Municipal Bond Trust	4,710	103,903
Calamos Convertible and High Income Fund	19,311	216,669
DoubleLine Income Solutions Fund	17,244	342,811
Eaton Vance Limited Duration Income Fund	13,429	189,483
Eaton Vance Senior Floating-Rate Trust	4,966	74,689
Eaton Vance Senior Income Trust	3,155	21,422
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	7,717	153,105
Flaherty & Crumrine Total Return Fund, Inc.	6,744	141,152
Franklin Limited Duration Income Trust	5,052	61,786
Guggenheim Taxable Municipal Managed Duration Trust	4,487	98,086
Invesco Dynamic Credit Opportunities Fund	1,742	21,723
John Hancock Preferred Income Fund	9,168	192,436
MFS Multimarket Income Trust	21,714	133,324
New America High Income Fund, Inc.	27,010	254,974
Nuveen AMT-Free Quality Municipal Income Fund	777	10,334
Nuveen Credit Strategies Income Fund	46,286	409,168
Nuveen Floating Rate Income Fund	4,684	56,442
Nuveen Floating Rate Income Opportunity Fund	10,848	131,912
Nuveen Mortgage Opportunity Term Fund	1,521	36,930
Nuveen Municipal Credit Income Fund	724	10,404
Nuveen Preferred Income Opportunities Fund	35,900	356,128
Nuveen Short Duration Credit Opportunities Fund	10,557	191,610
PIMCO Corporate & Income Opportunity Fund	18,930	292,468
PIMCO Dynamic Credit and Mortgage Income Fund	23,232	481,135
PIMCO Income Strategy Fund II	45,091	441,215
PIMCO Municipal Income Fund II	842	10,592
Pioneer Floating Rate Trust	14,589	178,423
Pioneer High Income Trust	17,541	174,358
Wells Fargo Income Opportunities Fund	22,011	186,873
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	156,126
Western Asset High Yield Defined Opportunity Fund, Inc.	9,928	151,898

		6,139,299

Domestic Mixed Allocation Investment Companies - 1.9%
Clough Global Opportunities Fund	4,442	42,599
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	17,630	440,397

		482,996

International Fixed Income Investment Companies - 8.5%
AllianceBernstein Global High Income Fund, Inc.	14,615	186,341
First Trust Aberdeen Global Opportunity Income Fund	13,782	156,563
Legg Mason BW Global Income Opportunities Fund, Inc.	22,807	280,754
Nuveen Preferred & Income Term Fund	13,865	329,710
PIMCO Dynamic Income Fund	14,451	411,420
PIMCO Income Opportunity Fund	18,031	437,252
Stone Harbor Emerging Markets Income Fund	3,534	55,060
Wells Fargo Multi-Sector Income Fund	17,489	231,030
Western Asset Global High Income Fund, Inc.	15,580	156,423

		2,244,553

Total Registered Investment Companies (cost $11,107,143)		10,735,788

U.S. CORPORATE BONDS & NOTES - 0.1%
Telephone-Integrated - 0.1%
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020 (cost $26,032)	25,000	26,625

Total Long-Term Investment Securities (cost $25,081,687)		25,524,138

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $456,000)	456,000	456,000

TOTAL INVESTMENTS (cost $25,537,687) (4)	98.7%	25,980,138
Other assets less liabilities	1.3	330,873

NET ASSETS	100.0%	$26,311,011

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Income Explorer Fund to the “AIG Income Explorer Fund,” effective February 28, 2017.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $1,575,978 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $1,285,634, representing 4.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2017.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,464,221	$1,285,634	**	$—	$6,749,855
Preferred Securities:
Banks-Special Purpose	—	26,625		—	26,625
Sovereign Agency	—	246,000		—	246,000
Other Industries	2,837,508	—		—	2,837,508
Preferred Securities/Capital Securities	—	4,901,737		—	4,901,737
Registered Investment Companies	10,735,788	—		—	10,735,788
U.S. Corporate Bonds & Notes	—	26,625		—	26,625
Short-Term Investment Securities	—	456,000		—	456,000

Total Investments at Value	$19,037,517	$6,942,621		$—	$25,980,138

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board of Trustees (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,018,686 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Small-Cap Fund#

PORTFOLIO OF INVESTMENTS - January 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 96.0%
Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	610	$3,904

Advertising Services - 0.0%
Marchex, Inc., Class B†	397	1,076

Aerospace/Defense - 0.2%
AeroVironment, Inc.†	243	6,364
Cubic Corp.	298	14,170
Esterline Technologies Corp.†	352	30,149
Kratos Defense & Security Solutions, Inc.†	552	4,549
National Presto Industries, Inc.	58	6,171
Teledyne Technologies, Inc.†	407	50,008

		111,411

Aerospace/Defense-Equipment - 0.4%
AAR Corp.	393	12,572
Aerojet Rocketdyne Holdings, Inc.†	708	12,822
Astronics Corp.†	230	7,546
Curtiss-Wright Corp.	527	51,678
Ducommun, Inc.†	122	3,615
Kaman Corp.	318	16,068
KLX, Inc.†	628	30,766
Moog, Inc., Class A†	379	24,965
Triumph Group, Inc.	586	15,675

		175,707

Agricultural Operations - 0.0%
Alico, Inc.	40	1,078
Andersons, Inc.	318	12,005
Limoneira Co.	138	2,346
Tejon Ranch Co.†	164	3,875

		19,304

Airlines - 0.2%
Allegiant Travel Co.	156	26,832
Hawaiian Holdings, Inc.†	627	31,945
SkyWest, Inc.	597	21,134

		79,911

Apparel Manufacturers - 0.1%
Columbia Sportswear Co.	320	17,398
Delta Apparel, Inc.†	83	1,555
Oxford Industries, Inc.	179	9,849
Sequential Brands Group, Inc.†	466	2,158
Superior Uniform Group, Inc.	95	1,617
Vince Holding Corp.†	257	784

		33,361

Appliances - 0.0%
iRobot Corp.†	318	19,258

Applications Software - 1.0%
Appfolio, Inc. Class A†	89	2,016
Bazaarvoice, Inc.†	976	4,587
Brightcove, Inc.†	356	2,563
Callidus Software, Inc.†	662	12,214
Ebix, Inc.	298	16,539
Five9, Inc.†	393	6,076
HubSpot, Inc.†	342	17,545
Jive Software, Inc.†	687	2,611
MINDBODY, Inc., Class A†	170	4,139
New Relic, Inc.†	260	9,412
Park City Group, Inc.†	153	1,935
Paycom Software, Inc.†	523	24,184
PDF Solutions, Inc.†	13,895	312,776
Progress Software Corp.	596	16,700
RealPage, Inc.†	642	19,645
Tangoe, Inc.†	328	2,388
Verint Systems, Inc.†	738	27,564

		482,894

Athletic Equipment - 0.4%
Nautilus, Inc.†	10,884	188,837

Auction Houses/Art Dealers - 0.1%
B. Riley Financial, Inc.	109	2,055
Sotheby’s†	623	24,739

		26,794

Audio/Video Products - 0.0%
Daktronics, Inc.	436	4,430
Universal Electronics, Inc.†	167	9,936

		14,366

Auto Repair Centers - 0.0%
Monro Muffler Brake, Inc.	373	22,343

Auto-Heavy Duty Trucks - 0.6%
Blue Bird Corp.†	16,403	276,391
Navistar International Corp.†	589	16,062
Workhorse Group, Inc.†	135	437

		292,890

Auto-Truck Trailers - 0.0%
Wabash National Corp.	768	13,555

Auto/Truck Parts & Equipment-Original - 0.4%
American Axle & Manufacturing Holdings, Inc.†	913	18,625
Cooper-Standard Holding, Inc.†	176	18,529
Dana, Inc.	1,776	35,769
Gentherm, Inc.†	434	15,364
Horizon Global Corp.†	217	4,247
Meritor, Inc.†	1,032	14,892
Metaldyne Performance Group, Inc.	178	4,201
Miller Industries, Inc.	130	3,445
Modine Manufacturing Co.†	559	7,602
Spartan Motors, Inc.	395	3,120
Strattec Security Corp.	40	1,232
Superior Industries International, Inc.	298	6,869
Supreme Industries, Inc. Class A	153	2,809
Tenneco, Inc.†	671	45,259
Titan International, Inc.	527	7,004
Tower International, Inc.	244	6,393
Unique Fabricating, Inc.	78	1,015

		196,375

Auto/Truck Parts & Equipment-Replacement - 1.4%
Commercial Vehicle Group, Inc.†	29,258	174,378
Dorman Products, Inc.†	315	21,741
Douglas Dynamics, Inc.	5,299	179,106
Motorcar Parts of America, Inc.†	12,155	318,826
Standard Motor Products, Inc.	256	12,767

		706,818

B2B/E-Commerce - 0.0%
ePlus, Inc.†	74	8,292
Global Sources, Ltd.†	97	892
TechTarget, Inc.†	221	1,947

		11,131

Banks-Commercial - 6.8%
1st Source Corp.	185	8,345
Access National Corp.	96	2,561
ACNB Corp.	70	2,100
Allegiance Bancshares, Inc.†	129	4,186
American National Bankshares, Inc.	97	3,443
Ameris Bancorp	405	18,265
Ames National Corp.	100	3,230
Arrow Financial Corp.	133	4,695
Atlantic Capital Bancshares, Inc.†	205	3,915

BancFirst Corp.	92	8,680
Bancorp, Inc.†	418	2,504
BancorpSouth, Inc.	1,031	30,621
Bank of Marin Bancorp	70	4,704
Bank of the Ozarks, Inc.	1,056	57,943
Bankwell Financial Group, Inc.	67	1,964
Banner Corp.	357	20,035
Bar Harbor Bankshares	114	4,940
Blue Hills Bancorp, Inc.	292	5,548
BNC Bancorp	450	15,862
Bridge Bancorp, Inc.	198	7,158
Bryn Mawr Bank Corp.	8,309	332,775
C&F Financial Corp.	37	1,604
Camden National Corp.	178	7,383
Capital Bank Financial Corp., Class A	299	11,781
Capital City Bank Group, Inc.	130	2,690
Cardinal Financial Corp.	373	11,697
Carolina Financial Corp.	121	3,624
Cascade Bancorp†	373	2,973
Cass Information Systems, Inc.	129	8,484
Cathay General Bancorp, Class B	883	32,177
CenterState Banks, Inc.	552	13,463
Central Pacific Financial Corp.	359	11,247
Central Valley Community Bancorp	103	2,084
Century Bancorp, Inc., Class A	34	2,050
Chemical Financial Corp.	783	38,704
Chemung Financial Corp.	36	1,231
Citizens & Northern Corp.	138	3,279
City Holding Co.	173	11,261
CNB Financial Corp.	163	3,824
CoBiz Financial, Inc.	441	7,726
Codorus Valley Bancorp, Inc.	95	2,439
Columbia Banking System, Inc.	691	27,474
Community Bank System, Inc.	513	29,939
Community Trust Bancorp, Inc.	180	8,325
ConnectOne Bancorp, Inc.	338	8,349
County Bancorp, Inc.	56	1,529
CU Bancorp†	192	6,960
Customers Bancorp, Inc.†	289	9,959
CVB Financial Corp.	1,205	27,161
Eagle Bancorp, Inc.†	364	22,295
Enterprise Bancorp, Inc.	99	3,327
Enterprise Financial Services Corp.	227	9,455
Equity Bancshares, Inc. Class A†	59	1,927
Farmers Capital Bank Corp.	86	3,195
Farmers National Banc Corp.	295	3,717
FCB Financial Holdings, Inc., Class A†	356	16,714
Fidelity Southern Corp.	246	5,719
Financial Institutions, Inc.	164	5,404
First BanCorp†	1,416	9,516
First Bancorp	233	6,820
First Bancorp, Inc.	119	3,213
First Busey Corp.	367	10,735
First Business Financial Services, Inc.	95	2,302
First Citizens BancShares, Inc., Class A	89	32,640
First Commonwealth Financial Corp.	1,055	14,897
First Community Bancshares, Inc.	185	5,383
First Community Financial Partners, Inc.†	161	1,916
First Connecticut Bancorp, Inc.	165	3,737
First Financial Bancorp	730	20,111
First Financial Bankshares, Inc.	759	32,371
First Financial Corp.	118	5,705
First Foundation, Inc.†	23,150	335,675
First Internet Bancorp	60	1,869
First Interstate BancSystem, Inc., Class A	234	9,629
First Merchants Corp.	485	18,590
First Mid-Illinois Bancshares, Inc.	67	2,111
First Midwest Bancorp, Inc.	958	23,260
First NBC Bank Holding Co.†	185	740
First Northwest Bancorp†	131	1,940
First of Long Island Corp.	252	6,829
FNB Corp.	2,504	37,410
Franklin Financial Network, Inc.†	110	4,240
Fulton Financial Corp.	2,050	37,310
German American Bancorp, Inc.	168	8,062
Glacier Bancorp, Inc.	908	32,261
Great Southern Bancorp, Inc.	126	6,306
Great Western Bancorp, Inc.	703	30,053
Green Bancorp, Inc.†	245	4,202
Guaranty Bancorp	178	4,308
Hancock Holding Co.	922	42,274
Hanmi Financial Corp.	373	12,365
Heartland Financial USA, Inc.	260	12,168
Heritage Commerce Corp.	310	4,352
Heritage Financial Corp.	351	8,950
Heritage Oaks Bancorp	284	3,845
Hilltop Holdings, Inc.	894	24,478
Home BancShares, Inc.	1,441	38,821
Hope Bancorp, Inc.	1,528	31,950
Horizon Bancorp	198	5,075
IBERIABANK Corp.	488	40,089
Independent Bank Corp.	242	5,082
Independent Bank Corp./Rockland Trust Co.	307	19,141
International Bancshares Corp.	651	24,152
Kearny Financial Corp.	1,098	16,744
Lakeland Bancorp, Inc.	461	8,552
Lakeland Financial Corp.	285	12,660
LCNB Corp.	103	2,317
LegacyTexas Financial Group, Inc.	528	21,817
Live Oak Bancshares, Inc.	232	4,744
Macatawa Bank Corp.	314	3,209
MainSource Financial Group, Inc.	274	9,004
MB Financial, Inc.	833	37,093
MBT Financial Corp.	211	2,279
Mercantile Bank Corp.	189	6,105
Merchants Bancshares, Inc.	67	3,417
Middleburg Financial Corp.	55	1,889
Midland States Bancorp, Inc.	42	1,422
MidWestOne Financial Group, Inc.	97	3,425
National Bankshares, Inc.	80	3,484
National Commerce Corp.†	99	3,712
NBT Bancorp, Inc.	504	20,533
Nicolet Bankshares, Inc.†	89	4,314
Northrim BanCorp, Inc.	79	2,232
OFG Bancorp	515	6,824
Old Line Bancshares, Inc.	99	2,654
Old National Bancorp	1,583	28,098
Old Second Bancorp, Inc.	341	3,683
Opus Bank	203	4,131
Orrstown Financial Services, Inc.	87	1,910
Pacific Continental Corp.	226	5,605
Pacific Mercantile Bancorp†	181	1,294
Park National Corp.	157	17,394
Park Sterling Corp.	613	7,172
Peapack Gladstone Financial Corp.	186	5,618
Penns Woods Bancorp, Inc.	54	2,495
People’s Utah Bancorp	154	3,888
Peoples Bancorp, Inc.	190	5,899

Peoples Financial Services Corp.	81	3,483
Pinnacle Financial Partners, Inc.	513	34,294
Preferred Bank	6,247	346,146
Premier Financial Bancorp, Inc.	108	1,979
PrivateBancorp, Inc.	936	51,162
Prosperity Bancshares, Inc.	797	57,886
Provident Bancorp, Inc.†	55	1,083
QCR Holdings, Inc.	140	5,873
Renasant Corp.	486	19,343
Republic Bancorp, Inc., Class A	114	3,950
Republic First Bancorp, Inc.†	399	3,012
S&T Bancorp, Inc.	406	15,274
Sandy Spring Bancorp, Inc.	278	11,390
Seacoast Banking Corp. of Florida†	352	7,667
ServisFirst Bancshares, Inc.	546	21,862
Shore Bancshares, Inc.	149	2,397
Sierra Bancorp	138	3,693
Simmons First National Corp., Class A	348	20,932
South State Corp.	280	25,032
Southern First Bancshares, Inc.†	67	2,372
Southern National Bancorp of Virginia, Inc.	132	2,116
Southside Bancshares, Inc.	291	9,941
Southwest Bancorp, Inc.	214	5,928
State Bank Financial Corp.	416	10,999
Stock Yards Bancorp, Inc.	252	11,290
Stonegate Bank	135	6,144
Suffolk Bancorp	135	5,592
Summit Financial Group, Inc.	98	2,563
Sun Bancorp, Inc./NJ	126	3,150
Texas Capital Bancshares, Inc.†	549	45,292
Tompkins Financial Corp.	172	15,575
Towne Bank	664	21,381
TriCo Bancshares	239	8,812
TriState Capital Holdings, Inc.†	259	5,750
Triumph Bancorp, Inc.†	183	4,950
TrustCo Bank Corp. NY	1,087	9,131
Trustmark Corp.	802	26,963
UMB Financial Corp.	534	41,193
Umpqua Holdings Corp.	2,633	48,210
Union Bankshares Corp.	516	18,968
United Bankshares, Inc.	782	35,034
United Community Banks, Inc.	836	23,517
Univest Corp. of Pennsylvania	340	9,571
Valley National Bancorp	2,952	35,749
Veritex Holdings, Inc.†	97	2,635
Washington Trust Bancorp, Inc.	176	9,592
WashingtonFirst Bankshares, Inc.	99	2,757
Webster Financial Corp.	1,094	57,457
WesBanco, Inc.	477	19,795
West Bancorporation, Inc.	189	4,309
Westamerica Bancorporation	293	16,628
Western New England Bancorp, Inc.	189	1,833
Wintrust Financial Corp.	576	41,242
Xenith Bankshares, Inc.†	41	1,068
Yadkin Financial Corp.	594	19,008

		3,390,117

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	975	16,087
Union Bankshares, Inc.	45	1,868

		17,955

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	326	10,240

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	131	8,142
National Bank Holdings Corp., Class A	312	10,140

		18,282

Batteries/Battery Systems - 0.1%
EnerSys	517	40,300

Beverages-Non-alcoholic - 0.0%
Coca-Cola Bottling Co. Consolidated	55	9,286
National Beverage Corp.	138	6,926
Primo Water Corp.†	250	3,230

		19,442

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	149	6,316

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	265	6,863

Brewery - 0.0%
Boston Beer Co., Inc., Class A†	103	15,831
Craft Brew Alliance, Inc.†	149	2,265

		18,096

Broadcast Services/Program - 0.2%
Hemisphere Media Group, Inc.†	77	862
MSG Networks, Inc., Class A†	708	16,426
Nexstar Broadcasting Group, Inc., Class A	516	33,746
TiVo Corp.†	1,394	26,347
World Wrestling Entertainment, Inc., Class A	429	8,400

		85,781

Building & Construction Products-Misc. - 1.0%
Armstrong Flooring, Inc.†	278	5,846
Builders FirstSource, Inc.†	998	10,739
Caesarstone, Ltd.†	283	8,589
Gibraltar Industries, Inc.†	375	16,463
Louisiana-Pacific Corp.†	1,718	32,865
NCI Building Systems, Inc.†	323	5,168
Patrick Industries, Inc.†	4,112	336,156
Ply Gem Holdings, Inc.†	260	4,199
Quanex Building Products Corp.	407	8,038
Simpson Manufacturing Co., Inc.	493	21,456
Summit Materials, Inc., Class A†	761	19,101
Trex Co., Inc.†	351	23,773

		492,393

Building & Construction-Misc. - 0.1%
Aegion Corp.†	415	9,653
Comfort Systems USA, Inc.	440	14,894
Hill International, Inc.†	383	2,068
IES Holdings, Inc.†	92	1,794
MYR Group, Inc.†	202	7,771
TopBuild Corp.†	458	16,996

		53,176

Building Products-Air & Heating - 0.0%
AAON, Inc.	479	16,262

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	419	9,742
Headwaters, Inc.†	866	20,065
US Concrete, Inc.†	169	11,069

		40,876

Building Products-Doors & Windows - 0.7%
Apogee Enterprises, Inc.	4,996	285,172
Griffon Corp.	358	9,111
Masonite International Corp.†	360	23,976

PGT, Inc.†	569	6,543

		324,802

Building Products-Light Fixtures - 0.0%
LSI Industries, Inc.	283	2,694

Building Products-Wood - 0.1%
Boise Cascade Co.†	463	11,482
Universal Forest Products, Inc.	235	23,902

		35,384

Building-Heavy Construction - 0.5%
Dycom Industries, Inc.†	363	29,280
Granite Construction, Inc.	471	26,437
Layne Christensen Co.†	216	2,253
MasTec, Inc.†	788	29,353
Orion Group Holdings, Inc.†	12,674	133,077
Primoris Services Corp.	478	11,864
Tutor Perini Corp.†	449	13,380

		245,644

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	664	26,819

Building-Mobile Home/Manufactured Housing - 1.3%
Cavco Industries, Inc.†	3,181	312,533
Winnebago Industries, Inc.	10,521	330,360

		642,893

Building-Residential/Commercial - 0.9%
AV Homes, Inc.†	144	2,542
Beazer Homes USA, Inc.†	374	5,333
Century Communities, Inc.†	179	4,072
Green Brick Partners, Inc.†	275	2,640
Hovnanian Enterprises, Inc., Class A†	1,451	3,439
Installed Building Products, Inc.†	8,330	340,697
KB Home	993	16,265
LGI Homes, Inc.†	182	5,653
M/I Homes, Inc.†	280	7,039
MDC Holdings, Inc.	494	13,358
Meritage Homes Corp.†	455	16,721
New Home Co., Inc.†	150	1,566
PICO Holdings, Inc.†	259	3,691
Taylor Morrison Home Corp., Class A†	360	6,984
TRI Pointe Group, Inc.†	1,774	21,767
UCP, Inc., Class A†	95	1,078
WCI Communities, Inc.†	257	6,014
William Lyon Homes, Class A†	284	5,013

		463,872

Casino Hotels - 0.1%
Boyd Gaming Corp.†	983	19,975
Caesars Entertainment Corp.†	671	6,005
Century Casinos, Inc.†	253	1,784
Monarch Casino & Resort, Inc.†	125	2,970

		30,734

Casino Services - 0.0%
Eldorado Resorts, Inc.†	339	5,254
Scientific Games Corp., Class A†	617	10,489

		15,743

Cellular Telecom - 0.0%
ATN International, Inc.	124	9,956
Leap Wireless CVR†(1)(2)	881	0
NII Holdings, Inc.†	637	1,799

		11,755

Chemicals-Diversified - 0.6%
Aceto Corp.	9,774	186,586
Codexis, Inc.†	398	1,890
Innophos Holdings, Inc.	230	11,187
Innospec, Inc.	279	19,907
Koppers Holdings, Inc.†	242	9,789
Olin Corp.	1,973	51,712

		281,071

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	513	6,961

Chemicals-Other - 0.0%
American Vanguard Corp.	335	5,762

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	341	11,764
Landec Corp.†	318	4,007
PolyOne Corp.	999	34,076

		49,847

Chemicals-Specialty - 0.8%
AgroFresh Solutions, Inc.†	260	684
Balchem Corp.	374	31,880
Calgon Carbon Corp.	598	9,478
Chemours Co.	2,184	57,701
Chemtura Corp.†	758	25,090
CSW Industrials, Inc.†	170	6,213
Ferro Corp.†	990	13,999
GCP Applied Technologies, Inc.†	844	22,746
H.B. Fuller Co.	596	29,424
Hawkins, Inc.	113	6,062
Ingevity Corp.†	506	28,129
KMG Chemicals, Inc.	106	3,907
Kraton Corp.†	352	9,455
Minerals Technologies, Inc.	412	33,022
Oil-Dri Corp. of America	58	1,952
OMNOVA Solutions, Inc.†	505	4,595
Quaker Chemical Corp.	153	19,660
Sensient Technologies Corp.	529	40,601
Stepan Co.	233	18,200
Tronox, Ltd., Class A	768	9,615
Univar, Inc.†	512	15,268
Valhi, Inc.	298	927

		388,608

Circuit Boards - 0.0%
Park Electrochemical Corp.	230	4,216
TTM Technologies, Inc.†	863	12,798

		17,014

Coal - 0.0%
SunCoke Energy, Inc.†	768	6,774
Westmoreland Coal Co.†	218	3,956

		10,730

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	260	3,437

Coffee - 0.0%
Farmer Bros. Co.†	95	3,306

Commercial Services - 1.5%
Care.com, Inc.†	189	1,595
Collectors Universe, Inc.	88	1,819
Healthcare Services Group, Inc.	838	33,311
HMS Holdings Corp.†	1,003	18,214
Medifast, Inc.	6,689	282,075
National Research Corp., Class A	99	1,728
Nutrisystem, Inc.	11,570	382,389
PFSweb, Inc.†	175	1,314
RPX Corp.†	590	6,407
ServiceSource International, Inc.†	727	3,853
SP Plus Corp.†	204	5,651

Team, Inc.†	343	11,525
Weight Watchers International, Inc.†	329	4,096

		753,977

Commercial Services-Finance - 0.9%
Cardtronics PLC, Class A†	536	29,255
CBIZ, Inc.†	587	7,690
CPI Card Group, Inc.	249	1,133
EVERTEC, Inc.	757	12,907
Green Dot Corp., Class A†	507	13,588
LendingTree, Inc.†	75	8,392
Liberty Tax, Inc.	80	1,072
MoneyGram International, Inc.†	352	4,470
PRGX Global, Inc.†	57,774	329,312
Travelport Worldwide, Ltd.	1,376	19,759

		427,578

Communications Software - 0.6%
BroadSoft, Inc.†	7,174	301,308
Digi International, Inc.†	307	4,006
pdvWireless, Inc.†	115	2,450

		307,764

Computer Aided Design - 0.6%
Aspen Technology, Inc.†	985	52,313
Exa Corp.†	16,642	257,951

		310,264

Computer Data Security - 0.0%
Qualys, Inc.†	323	11,596
Varonis Systems, Inc.†	126	3,767

		15,363

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	482	10,556

Computer Services - 1.3%
Barracuda Networks, Inc.†	260	6,107
CACI International, Inc., Class A†	288	35,366
Carbonite, Inc.†	17,058	294,251
Cogint, Inc.†	179	689
Convergys Corp.	1,058	26,260
DMC Global, Inc.	165	2,632
Engility Holdings, Inc.†	214	6,277
EPAM Systems, Inc.†	573	36,878
ExlService Holdings, Inc.†	386	17,737
Globant SA†	305	10,111
Insight Enterprises, Inc.†	436	16,189
KEYW Holding Corp.†	426	4,264
MAXIMUS, Inc.	763	42,072
NeuStar, Inc., Class A†	644	21,381
Science Applications International Corp.	502	40,873
SecureWorks Corp., Class A†	71	734
Sykes Enterprises, Inc.†	460	12,848
Syntel, Inc.	383	8,066
TeleTech Holdings, Inc.	194	5,742
Tessera Holding Corp.	585	26,442
Unisys Corp.†	597	7,671
Virtusa Corp.†	328	8,357

		630,947

Computer Software - 1.3%
Avid Technology, Inc.†	381	2,038
Blackbaud, Inc.	561	36,807
Box, Inc., Class A†	581	9,918
Cornerstone OnDemand, Inc.†	598	24,333
Envestnet, Inc.†	492	18,597
Guidance Software, Inc.†	269	1,953
j2 Global, Inc.	559	46,850
Planet Payment, Inc.†	54,828	231,374
Simulations Plus, Inc.	26,941	269,410
Workiva, Inc.†	260	3,276

		644,556

Computers-Integrated Systems - 0.7%
Agilysys, Inc.†	178	1,732
Cray, Inc.†	478	8,198
Diebold, Inc.	710	19,312
Maxwell Technologies, Inc.†	374	1,780
Mercury Systems, Inc.†	463	15,612
MTS Systems Corp.	176	10,225
NCI, Inc., Class A	71	902
NetScout Systems, Inc.†	1,144	38,095
Radisys Corp.†	56,721	250,140
Silver Spring Networks, Inc.†	450	5,751
Super Micro Computer, Inc.†	460	12,167
USA Technologies, Inc.†	425	1,785

		365,699

Computers-Memory Devices - 0.0%
Nimble Storage, Inc.†	749	6,419
Pure Storage, Inc., Class A†	727	8,266

		14,685

Computers-Other - 0.1%
3D Systems Corp.†	1,277	21,058
ExOne Co.†	129	1,270
Lumentum Holdings, Inc.†	600	22,770
Stratasys, Ltd.†	583	11,497

		56,595

Computers-Periphery Equipment - 0.6%
Electronics For Imaging, Inc.†	558	25,077
Immersion Corp.†	343	3,529
Mitek Systems, Inc.†	37,747	249,130

		277,736

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	294	6,100

Consulting Services - 2.0%
Advisory Board Co.†	488	22,204
CEB, Inc.	381	29,127
CRA International, Inc.	7,434	247,032
Forrester Research, Inc.	6,058	247,166
Franklin Covey Co.†	121	2,118
FTI Consulting, Inc.†	493	20,775
Hackett Group, Inc.	23,748	385,905
Huron Consulting Group, Inc.†	257	11,642
ICF International, Inc.†	214	11,128
Information Services Group, Inc.†	369	1,218
Navigant Consulting, Inc.†	566	13,980
Vectrus, Inc.†	126	2,840

		995,135

Consumer Products-Misc. - 0.1%
Central Garden & Pet Co.†	119	3,909
Central Garden & Pet Co., Class A†	397	12,220
CSS Industries, Inc.	100	2,462
Helen of Troy, Ltd.†	333	31,069
WD-40 Co.	166	17,455

		67,115

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	303	17,447
Greif, Inc., Class B	67	4,770

		22,217

Containers-Paper/Plastic - 0.1%
KapStone Paper and Packaging Corp.	1,029	24,676
Multi Packaging Solutions International, Ltd.†	251	4,473
Multi-Color Corp.	161	12,429
UFP Technologies, Inc.†	75	1,871

		43,449

Cosmetics & Toiletries - 0.1%
Avon Products, Inc.†	5,250	30,817
Inter Parfums, Inc.	207	7,059
Revlon, Inc., Class A†	138	4,616

		42,492

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	175	1,573

Data Processing/Management - 0.3%
Acxiom Corp.†	922	24,064
Amber Road, Inc.†	210	1,859
CommVault Systems, Inc.†	460	22,586
CSG Systems International, Inc.	380	18,392
Fair Isaac Corp.	368	45,374
Pegasystems, Inc.	428	16,606

		128,881

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	479	1,485
QAD, Inc., Class A	111	3,208

		4,693

Diagnostic Equipment - 0.8%
Accelerate Diagnostics, Inc.†	273	5,720
BioTelemetry, Inc.†	16,579	382,146
GenMark Diagnostics, Inc.†	477	5,786
Genomic Health, Inc.†	221	6,073
Oxford Immunotec Global PLC†	263	3,553
Repligen Corp.†	400	12,016

		415,294

Diagnostic Kits - 0.6%
Meridian Bioscience, Inc.	496	6,498
OraSure Technologies, Inc.†	31,264	275,748
Quidel Corp.†	318	6,036

		288,282

Dialysis Centers - 0.0%
American Renal Associates Holdings, Inc.†	102	1,960

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	175	23,992
Merit Medical Systems, Inc.†	512	13,005
Utah Medical Products, Inc.	40	2,488

		39,485

Distribution/Wholesale - 0.3%
Anixter International, Inc.†	344	29,412
Beacon Roofing Supply, Inc.†	711	31,121
Core-Mark Holding Co., Inc.	543	18,967
Essendant, Inc.	442	9,233
Fossil Group, Inc.†	499	12,759
G-III Apparel Group, Ltd.†	512	13,445
H&E Equipment Services, Inc.	375	9,698
ScanSource, Inc.†	298	11,786
SiteOne Landscape Supply, Inc.†	138	5,302
Systemax, Inc.	136	1,153
Titan Machinery, Inc.†	210	2,900
Triton International, Ltd.	368	8,957
Veritiv Corp.†	97	5,437

		160,170

Diversified Financial Services - 0.0%
On Deck Capital, Inc.†	570	2,867

Diversified Manufacturing Operations - 1.2%
Actuant Corp., Class A	698	18,253
AZZ, Inc.	307	18,282
Barnes Group, Inc.	597	28,734
Chase Corp.	82	7,216
EnPro Industries, Inc.	257	17,453
Fabrinet†	414	17,442
Federal Signal Corp.	715	11,111
GP Strategies Corp.†	15,469	397,553
Handy & Harman, Ltd.†	34	959
Harsco Corp.	960	12,816
LSB Industries, Inc.†	244	2,076
Lydall, Inc.†	197	12,017
NL Industries, Inc.†	98	588
Raven Industries, Inc.	432	10,821
Standex International Corp.	150	13,080
Tredegar Corp.	301	6,697

		575,098

Diversified Minerals - 0.1%
Fairmount Santrol Holdings, Inc.†	784	9,816
United States Lime & Minerals, Inc.	22	1,672
US Silica Holdings, Inc.	761	45,005

		56,493

Diversified Operations - 0.1%
HRG Group, Inc.†	1,414	23,798

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	238	10,436

Drug Delivery Systems - 0.2%
Catalent, Inc.†	1,187	31,764
Depomed, Inc.†	727	13,151
Heron Therapeutics, Inc.†	378	4,914
Nektar Therapeutics†	1,542	18,674
Revance Therapeutics, Inc.†	243	4,860

		73,363

E-Commerce/Products - 0.4%
1-800-flowers.com, Inc., Class A†	310	2,790
Blue Nile, Inc.	130	5,292
Chegg, Inc.†	958	6,888
Etsy, Inc.†	1,250	15,762
FTD Cos., Inc.†	206	4,734
Lands’ End, Inc.†	177	2,717
Overstock.com, Inc.†	156	2,590
Shutterfly, Inc.†	410	21,045
US Auto Parts Network, Inc.†	30,874	104,663
Wayfair, Inc., Class A†	375	15,585

		182,066

E-Commerce/Services - 0.2%
Angie’s List, Inc.†	473	2,966
ChannelAdvisor Corp.†	275	3,809
GrubHub, Inc.†	962	39,971
Quotient Technology, Inc.†	762	8,115
RetailMeNot, Inc.†	458	4,145
Stamps.com, Inc.†	191	23,216
TrueCar, Inc.†	647	8,508

		90,730

E-Marketing/Info - 0.1%
comScore, Inc.†	568	19,056
Liquidity Services, Inc.†	297	2,896

New Media Investment Group, Inc.	461	7,026
QuinStreet, Inc.†	435	1,522
Rubicon Project, Inc.†	442	3,744

		34,244

E-Services/Consulting - 0.0%
Perficient, Inc.†	419	7,429

Educational Software - 0.0%
2U, Inc.†	436	14,842
Instructure, Inc.†	123	2,681
Rosetta Stone, Inc.†	229	2,015

		19,538

Electric Products-Misc. - 0.1%
Graham Corp.	113	2,511
Littelfuse, Inc.	262	41,320
Novanta, Inc.†	377	8,426

		52,257

Electric-Distribution - 0.0%
EnerNOC, Inc.†	318	1,813
Genie Energy, Ltd. Class B	152	877
Spark Energy, Inc., Class A	57	1,473

		4,163

Electric-Generation - 0.0%
Atlantic Power Corp.†	1,452	3,412

Electric-Integrated - 0.7%
ALLETE, Inc.	590	38,557
Ameresco, Inc., Class A†	252	1,310
Avista Corp.	755	29,173
Black Hills Corp.	614	38,406
El Paso Electric Co.	480	22,032
IDACORP, Inc.	601	48,092
MGE Energy, Inc.	416	26,479
NorthWestern Corp.	579	33,067
Otter Tail Corp.	451	17,070
PNM Resources, Inc.	952	32,749
Portland General Electric Co.	1,066	46,488
Unitil Corp.	164	7,506

		340,929

Electronic Components-Misc. - 1.6%
AVX Corp.	554	8,975
Bel Fuse, Inc., Class B	109	3,466
Benchmark Electronics, Inc.†	588	17,993
CTS Corp.	372	7,998
Kimball Electronics, Inc.†	333	5,694
Knowles Corp.†	1,052	18,957
Methode Electronics, Inc.	434	18,250
NVE Corp.	4,126	320,136
OSI Systems, Inc.†	207	15,457
Plexus Corp.†	396	21,503
Rogers Corp.†	213	17,029
Sanmina Corp.†	874	34,042
Sparton Corp.†	110	2,385
Stoneridge, Inc.†	318	5,219
Vishay Intertechnology, Inc.	1,625	26,975
Vishay Precision Group, Inc.†	142	2,364
ZAGG, Inc.†	37,797	253,240

		779,683

Electronic Components-Semiconductors - 2.9%
Advanced Micro Devices, Inc.†	7,815	81,042
Alpha & Omega Semiconductor, Ltd.†	216	4,396
Ambarella, Inc.†	380	18,852
Amkor Technology, Inc.†	1,193	11,226
Cavium, Inc.†	767	50,783
CEVA, Inc.†	7,859	277,816
Diodes, Inc.†	453	11,275
DSP Group, Inc.†	25,121	272,563
EMCORE Corp.	311	2,799
GigPeak, Inc.†	148,539	383,231
Inphi Corp.†	477	21,856
Intersil Corp., Class A	1,600	35,888
InvenSense, Inc.†	974	12,331
IXYS Corp.	298	3,606
Kopin Corp.†	733	2,338
Lattice Semiconductor Corp.†	1,429	10,274
MACOM Technology Solutions Holdings, Inc.†	374	17,805
Microsemi Corp.†	1,356	72,071
Monolithic Power Systems, Inc.	462	40,305
Rambus, Inc.†	1,295	16,809
Semtech Corp.†	770	25,371
Silicon Laboratories, Inc.†	491	32,013
Synaptics, Inc.†	440	24,807

		1,429,457

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,275	47,060

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	334	12,876
ESCO Technologies, Inc.	301	17,518
FARO Technologies, Inc.†	197	7,309
Itron, Inc.†	398	24,556
Mesa Laboratories, Inc.	35	4,170

		66,429

Electronic Parts Distribution - 0.1%
Tech Data Corp.†	416	35,593

Electronic Security Devices - 0.0%
TASER International, Inc.†	621	15,513

Energy-Alternate Sources - 0.1%
Clean Energy Fuels Corp.†	1,044	2,704
FuelCell Energy, Inc.†	295	443
FutureFuel Corp.	297	3,858
Green Plains, Inc.	431	9,697
Pacific Ethanol, Inc.†	340	2,414
Pattern Energy Group, Inc.	687	13,561
Plug Power, Inc.†	2,152	2,281
Renewable Energy Group, Inc.†	515	4,480
REX American Resources Corp.†	67	5,563
Sunrun, Inc.†	752	3,978
TerraForm Global, Inc. Class A	1,087	4,783
TerraForm Power, Inc., Class A†	1,041	12,357
Vivint Solar, Inc.†	270	824

		66,943

Engineering/R&D Services - 0.8%
Argan, Inc.	158	11,653
EMCOR Group, Inc.	720	50,177
Exponent, Inc.	303	17,589
Mistras Group, Inc.†	203	4,685
NV5 Global, Inc.†	7,380	300,735
VSE Corp.	100	3,728

		388,567

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	505	10,938
Power Solutions International, Inc.†	56	415

		11,353

Enterprise Software/Service - 1.5%
Actua Corp.†	427	6,106
American Software, Inc., Class A	23,175	243,106
Benefitfocus, Inc.†	152	4,598
Evolent Health, Inc., Class A† Class A	179	3,258
Hortonworks, Inc.†	479	4,646
LivePerson, Inc.†	635	4,636
Majesco†	68	348
ManTech International Corp., Class A	293	11,409
MicroStrategy, Inc., Class A†	112	22,546
MobileIron, Inc.†	554	2,410
Model N, Inc.†	263	2,314
Omnicell, Inc.†	422	15,150
PROS Holdings, Inc.†	298	6,669
Sapiens International Corp. NV	20,290	271,074
SPS Commerce, Inc.†	1,613	111,297
SYNNEX Corp.	347	41,702
Xactly Corp.†	271	3,293

		754,562

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,226	2,820
Take-Two Interactive Software, Inc.†	991	53,167

		55,987

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	688	30,066
TRC Cos., Inc.†	220	2,046

		32,112

Environmental Monitoring & Detection - 0.1%
MSA Safety, Inc.	369	26,328

Filtration/Separation Products - 0.1%
CLARCOR, Inc.	567	46,953

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	434	7,934
NewStar Financial, Inc.†	291	2,584

		10,518

Finance-Consumer Loans - 0.2%
Encore Capital Group, Inc.†	283	8,759
Enova International, Inc.†	315	4,442
LendingClub Corp.†	3,921	24,193
Nelnet, Inc., Class A	239	11,718
Ocwen Financial Corp.†	1,198	6,313
PRA Group, Inc.†	548	21,810
Regional Management Corp.†	124	3,101
World Acceptance Corp.†	71	3,484

		83,820

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	653	23,312

Finance-Investment Banker/Broker - 0.3%
Cowen Group, Inc., Class A†	304	4,560
Diamond Hill Investment Group, Inc.	35	7,077
Evercore Partners, Inc., Class A	464	35,937
FBR & Co.	73	1,044
GAIN Capital Holdings, Inc.	444	3,334
Greenhill & Co., Inc.	330	9,752
Houlihan Lokey, Inc.	144	4,478
INTL. FCStone, Inc.†	178	6,565
Investment Technology Group, Inc.	392	7,887
KCG Holdings, Inc., Class A†	624	8,717
Ladenburg Thalmann Financial Services, Inc.†	1,204	2,769
Moelis & Co. Class A	220	7,502
Oppenheimer Holdings, Inc., Class A	117	2,001
Piper Jaffray Cos.†	181	12,760
PJT Partners, Inc., Class A	210	6,668
Stifel Financial Corp.†	763	38,402
Virtu Financial, Inc., Class A	298	5,230

		164,683

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	568	12,667
California First National Bancorp	27	436
Marlin Business Services Corp.	98	2,249

		15,352

Finance-Mortgage Loan/Banker - 0.1%
Arlington Asset Investment Corp., Class A	267	3,997
Ellie Mae, Inc.†	351	29,042
Federal Agricultural Mtg. Corp., Class C	100	5,566
FNFV Group†	783	10,179
Impac Mortgage Holdings, Inc.†	94	1,299
Nationstar Mtg. Holdings, Inc.†	407	7,383
PennyMac Financial Services, Inc., Class A†	161	2,721
PHH Corp.†	630	9,185
Walter Investment Management Corp.†	220	836

		70,208

Finance-Other Services - 0.1%
BGC Partners, Inc., Class A	2,593	28,705
WageWorks, Inc.†	434	31,313

		60,018

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	1,567	15,983
MGIC Investment Corp.†	4,068	43,324
NMI Holdings, Inc., Class A†	587	6,340
Radian Group, Inc.	2,566	47,215

		112,862

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	652	13,888
Sturm Ruger & Co., Inc.	219	11,552

		25,440

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	77	2,760

Food-Confectionery - 0.0%
Amplify Snack Brands, Inc.†	347	3,342
Tootsie Roll Industries, Inc.	203	7,602

		10,944

Food-Dairy Products - 0.4%
Dean Foods Co.	1,092	21,687
Lifeway Foods, Inc.†	14,884	160,301

		181,988

Food-Flour & Grain - 0.0%
Seaboard Corp.†	1	3,850

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	737	32,686
Cal-Maine Foods, Inc.	367	15,304
Darling Ingredients, Inc.†	1,957	23,484
Inventure Foods, Inc.†	224	1,342
J&J Snack Foods Corp.	178	22,708
John B. Sanfilippo & Son, Inc.	100	6,579
Lancaster Colony Corp.	222	29,093
Snyder’s-Lance, Inc.	959	36,806

TerraVia Holdings, Inc.†	936	908

		168,910

Food-Retail - 0.1%
Ingles Markets, Inc., Class A	165	7,466
Smart & Final Stores, Inc.†	274	3,932
SUPERVALU, Inc.†	3,170	12,426
Village Super Market, Inc., Class A	85	2,575
Weis Markets, Inc.	113	6,717

		33,116

Food-Wholesale/Distribution - 0.7%
Calavo Growers, Inc.	4,878	269,753
Chefs’ Warehouse, Inc.†	230	3,841
Fresh Del Monte Produce, Inc.	384	21,984
Performance Food Group Co.†	446	9,879
SpartanNash Co.	438	16,583
United Natural Foods, Inc.†	590	26,963

		349,003

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	877	6,402
Deckers Outdoor Corp.†	385	22,176
Iconix Brand Group, Inc.†	509	5,238
Steven Madden, Ltd.†	733	25,802
Weyco Group, Inc.	77	2,170
Wolverine World Wide, Inc.	1,154	27,107

		88,895

Forestry - 0.0%
Deltic Timber Corp.	125	9,496

Funeral Services & Related Items - 0.1%
Carriage Services, Inc.	176	4,567
Matthews International Corp., Class A	379	25,564

		30,131

Gambling (Non-Hotel) - 0.1%
Caesars Acquisition Co., Class A†	567	8,505
Golden Entertainment, Inc.	122	1,345
Isle of Capri Casinos, Inc.†	298	7,095
Pinnacle Entertainment, Inc.†	692	10,657
Red Rock Resorts, Inc., Class A	357	8,382

		35,984

Gas-Distribution - 0.5%
Chesapeake Utilities Corp.	173	11,314
Delta Natural Gas Co., Inc.	80	2,106
New Jersey Resources Corp.	1,021	38,492
Northwest Natural Gas Co.	323	19,025
ONE Gas, Inc.	620	40,064
South Jersey Industries, Inc.	951	31,383
Southwest Gas Corp.	563	45,361
Spire, Inc.	532	34,580
WGL Holdings, Inc.	600	49,164

		271,489

Gold Mining - 0.0%
Gold Resource Corp.	596	3,206

Golf - 0.0%
Callaway Golf Co.	1,123	12,724

Hazardous Waste Disposal - 1.2%
Heritage-Crystal Clean, Inc.†	24,331	363,748
Sharps Compliance Corp.†	47,151	216,895
US Ecology, Inc.	258	13,223

		593,866

Health Care Cost Containment - 0.1%
CorVel Corp.†	117	4,487
HealthEquity, Inc.†	514	23,772

		28,259

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	220	517

Home Furnishings - 0.1%
American Woodmark Corp.†	163	11,606
Bassett Furniture Industries, Inc.	122	3,441
Ethan Allen Interiors, Inc.	293	8,526
Flexsteel Industries, Inc.	76	3,865
Hooker Furniture Corp.	135	4,482
La-Z-Boy, Inc.	583	16,674
Select Comfort Corp.†	552	11,139

		59,733

Hotels/Motels - 0.1%
Belmond, Ltd., Class A†	996	13,795
ILG, Inc.	1,348	25,545
La Quinta Holdings, Inc.†	1,011	14,285
Marcus Corp.	220	6,523
Red Lion Hotels Corp.†	168	1,344

		61,492

Housewares - 0.0%
Libbey, Inc.	260	4,449
Lifetime Brands, Inc.	130	1,943
NACCO Industries, Inc., Class A	45	3,319

		9,711

Human Resources - 1.8%
AMN Healthcare Services, Inc.†	562	20,148
Barrett Business Services, Inc.	82	4,929
Cross Country Healthcare, Inc.†	24,096	348,669
GEE Group, Inc.†	14,334	74,967
Heidrick & Struggles International, Inc.	217	4,850
Insperity, Inc.	185	13,227
Kelly Services, Inc., Class A	348	7,792
Kforce, Inc.	291	6,693
Korn/Ferry International	681	19,783
On Assignment, Inc.†	606	27,440
Patriot National, Inc.†	128	548
Paylocity Holding Corp.†	257	7,931
Resources Connection, Inc.	423	7,064
Team Health Holdings, Inc.†	808	35,115
TriNet Group, Inc.†	501	12,740
TrueBlue, Inc.†	501	12,400
Willdan Group, Inc.†	11,553	309,736

		914,032

Identification Systems - 0.0%
Brady Corp., Class A	544	19,774

Independent Power Producers - 0.1%
Atlantica Yield PLC	701	15,001
Dynegy, Inc.†	1,393	13,303
NRG Yield, Inc., Class A	415	6,744
NRG Yield, Inc., Class C	756	12,814
Ormat Technologies, Inc.	462	24,810

		72,672

Industrial Audio & Video Products - 0.1%
GoPro, Inc., Class A†	1,203	12,932
IMAX Corp.†	701	22,853

		35,785

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	74	2,264

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	72	1,587

Control4 Corp.†	238	2,566
Watts Water Technologies, Inc., Class A	330	21,780
Woodward, Inc.	630	43,873

		69,806

Instruments-Scientific - 0.0%
Fluidigm Corp.†	345	2,184

Insurance Brokers - 0.5%
Crawford & Co., Class B	20,529	248,811
eHealth, Inc.†	214	2,624

		251,435

Insurance-Life/Health - 0.3%
American Equity Investment Life Holding Co.	954	22,514
CNO Financial Group, Inc.	2,135	40,373
FBL Financial Group, Inc., Class A	116	8,097
Fidelity & Guaranty Life	140	3,353
Independence Holding Co.	83	1,652
National Western Life Group, Inc., Class A	25	7,329
Primerica, Inc.	558	42,101
Trupanion, Inc.†	170	2,718

		128,137

Insurance-Multi-line - 0.2%
Citizens, Inc.†	553	5,121
Genworth Financial, Inc., Class A†	6,000	20,160
Horace Mann Educators Corp.	481	19,889
Kemper Corp.	472	20,391
United Fire Group, Inc.	257	12,130

		77,691

Insurance-Property/Casualty - 0.9%
Ambac Financial Group, Inc.†	536	11,213
AMERISAFE, Inc.	224	14,123
Atlas Financial Holdings, Inc.†	125	2,125
Baldwin & Lyons, Inc., Class B	106	2,544
Donegal Group, Inc., Class A	98	1,614
EMC Insurance Group, Inc.	98	2,857
Employers Holdings, Inc.	380	13,851
Enstar Group, Ltd.†	135	26,143
Federated National Holding Co. Class C	149	2,733
Global Indemnity, Ltd.†	99	3,911
Hallmark Financial Services, Inc.†	164	1,794
HCI Group, Inc.	101	4,177
Heritage Insurance Holdings, Inc.	316	4,481
Infinity Property & Casualty Corp.	127	11,030
Investors Title Co.	18	2,187
James River Group Holdings, Ltd.	169	6,701
Kingstone Cos., Inc.	18,225	217,789
National General Holdings Corp.	576	14,106
Navigators Group, Inc.	264	14,824
OneBeacon Insurance Group, Ltd., Class A	237	3,847
RLI Corp.	452	26,858
Safety Insurance Group, Inc.	170	12,189
Selective Insurance Group, Inc.	677	28,231
State Auto Financial Corp.	182	4,597
Stewart Information Services Corp.	271	11,837
Third Point Reinsurance, Ltd.†	786	9,000
United Insurance Holdings Corp.	203	2,775
Universal Insurance Holdings, Inc.	388	10,146

		467,683

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	342	21,871
Blue Capital Reinsurance Holdings, Ltd.	69	1,314
Essent Group, Ltd.†	890	30,767
Greenlight Capital Re, Ltd., Class A†	350	7,910
Maiden Holdings, Ltd.	704	12,496
State National Cos., Inc.	363	4,995
WMIH Corp.†	2,418	3,748

		83,101

Internet Application Software - 0.1%
Lionbridge Technologies, Inc.†	678	3,878
RealNetworks, Inc.†	278	1,487
VirnetX Holding Corp.†	575	1,495
Zendesk, Inc.†	966	23,117

		29,977

Internet Connectivity Services - 0.6%
Boingo Wireless, Inc.†	423	4,949
Cogent Communications Holdings, Inc.	7,234	302,381

		307,330

Internet Content-Entertainment - 0.0%
Global Eagle Entertainment, Inc.†	557	3,431
Limelight Networks, Inc.†	844	1,849
Shutterstock, Inc.†	224	12,051

		17,331

Internet Content-Information/News - 0.1%
Autobytel, Inc.†	102	1,402
Bankrate, Inc.†	563	6,137
DHI Group, Inc.†	597	3,403
HealthStream, Inc.†	305	7,003
Reis, Inc.	102	2,040
WebMD Health Corp.†	444	22,151
XO Group, Inc.†	301	5,668

		47,804

Internet Security - 0.1%
Corindus Vascular Robotics, Inc.†	654	353
Imperva, Inc.†	340	14,195
Proofpoint, Inc.†	486	38,958
Rapid7, Inc.†	236	2,943
VASCO Data Security International, Inc.†	358	5,442
Zix Corp.†	634	3,024

		64,915

Internet Telephone - 1.2%
8x8, Inc.†	19,950	316,208
RingCentral, Inc., Class A†	12,747	297,642

		613,850

Investment Companies - 0.0%
Acacia Research Corp.†	595	3,481
Real Industry, Inc.†	312	1,685
Tiptree Financial, Inc., Class A	324	2,122

		7,288

Investment Management/Advisor Services - 2.0%
Altisource Portfolio Solutions SA†	137	3,905
Associated Capital Group, Inc. Class A	52	1,830
Calamos Asset Management, Inc., Class A	199	1,676
Cohen & Steers, Inc.	247	8,618
Financial Engines, Inc.	10,052	387,505
GAMCO Investors, Inc., Class A	51	1,489
Hennessy Advisors, Inc.	36	1,001
Janus Capital Group, Inc.	1,720	21,500
Manning & Napier, Inc.	177	1,230

Medley Management, Inc. Class A	67	633
OM Asset Management PLC	477	6,726
Pzena Investment Management, Inc., Class A	16,499	164,825
Silvercrest Asset Management Group, Inc., Class A	24,728	343,719
Virtus Investment Partners, Inc.	73	7,957
Waddell & Reed Financial, Inc., Class A	946	17,075
Westwood Holdings Group, Inc.	94	5,256
WisdomTree Investments, Inc.	1,369	14,101

		989,046

Lasers-System/Components - 0.2%
Applied Optoelectronics, Inc.†	195	5,998
Coherent, Inc.†	287	45,269
Electro Scientific Industries, Inc.†	326	2,142
II-VI, Inc.†	708	25,842

		79,251

Leisure Games - 0.0%
Intrawest Resorts Holdings, Inc.†	190	3,916

Leisure Products - 0.0%
Escalade, Inc.	124	1,637
Johnson Outdoors, Inc., Class A	57	1,965
Marine Products Corp.	127	1,449

		5,051

Lighting Products & Systems - 0.1%
Universal Display Corp.†	493	32,538

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	232	22,286
UniFirst Corp.	178	22,766

		45,052

Machine Tools & Related Products - 0.1%
Hardinge, Inc.	138	1,463
Kennametal, Inc.	940	33,595
Milacron Holdings Corp.†	172	2,845

		37,903

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.	230	16,095
Hyster-Yale Materials Handling, Inc.	111	6,829
Joy Global, Inc.	1,175	33,041

		55,965

Machinery-Electrical - 0.1%
Babcock & Wilcox Enterprises, Inc.†	543	9,036
Franklin Electric Co., Inc.	547	22,071

		31,107

Machinery-Farming - 0.0%
Alamo Group, Inc.	111	8,395
Lindsay Corp.	125	9,417

		17,812

Machinery-General Industrial - 0.8%
Albany International Corp., Class A	339	16,086
Altra Industrial Motion Corp.	298	11,115
Applied Industrial Technologies, Inc.	432	26,114
Chart Industries, Inc.†	364	14,120
DXP Enterprises, Inc.†	153	5,787
Gencor Industries, Inc.†	91	1,424
Kadant, Inc.	4,509	277,754
Manitowoc Co., Inc.†	1,515	10,347
Tennant Co.	207	14,335

		377,082

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	230	6,323

Machinery-Pumps - 0.1%
Gorman-Rupp Co.	208	6,752
NN, Inc.	312	6,037
SPX FLOW, Inc.†	420	14,654

		27,443

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	703	3,656

Medical Imaging Systems - 0.5%
Analogic Corp.	148	11,492
Digirad Corp.	45,649	230,528
iRadimed Corp.†	47	430

		242,450

Medical Information Systems - 0.1%
Computer Programs & Systems, Inc.	132	2,984
Cotiviti Holdings, Inc.†	149	5,045
Medidata Solutions, Inc.†	654	32,399
Quality Systems, Inc.†	608	9,126

		49,554

Medical Instruments - 0.4%
Abaxis, Inc.	259	13,197
AngioDynamics, Inc.†	320	5,150
AtriCure, Inc.†	373	6,069
Avinger, Inc.†	129	335
Cardiovascular Systems, Inc.†	379	9,361
CONMED Corp.	327	14,581
CryoLife, Inc.†	374	7,106
Endologix, Inc.†	964	6,613
Entellus Medical, Inc.†	88	1,506
Halyard Health, Inc.†	557	21,428
Integra LifeSciences Holdings Corp.†	716	29,879
Natus Medical, Inc.†	386	15,073
NuVasive, Inc.†	589	41,684
Spectranetics Corp.†	508	13,132
TransEnterix, Inc.†	828	1,217
Vascular Solutions, Inc.†	199	11,134

		197,465

Medical Labs & Testing Services - 0.0%
Invitae Corp.†	271	2,268
Natera, Inc.†	310	2,778
Teladoc, Inc.†	246	4,920

		9,966

Medical Laser Systems - 0.0%
Cutera, Inc.†	138	2,553
Cynosure, Inc., Class A†	282	15,059
IRIDEX Corp.†	88	1,227

		18,839

Medical Products - 0.9%
Accuray, Inc.†	949	5,457
Aevi Genomic Medicine Inc Common Stock†	289	1,376
Atrion Corp.	15	7,329
AxoGen, Inc.†	286	3,117
Cantel Medical Corp.	425	32,899
Cerus Corp.†	1,206	5,137
ConforMIS, Inc.†	424	3,519
Exactech, Inc.†	123	3,032
Glaukos Corp.†	198	8,161
Globus Medical, Inc., Class A†	835	22,011
Haemonetics Corp.†	609	24,275
Integer Holdings Corp.†	364	11,794

Intersect ENT, Inc.†	302	4,077
Invacare Corp.	378	4,347
InVivo Therapeutics Holdings Corp.†	382	1,814
K2M Group Holdings, Inc.†	305	6,198
LeMaitre Vascular, Inc.	159	3,611
Luminex Corp.†	473	9,564
MiMedx Group, Inc.†	1,217	9,833
NanoString Technologies, Inc.†	176	3,175
Nevro Corp.†	285	24,801
Novocure, Ltd.†	602	3,823
NxStage Medical, Inc.†	758	20,390
Orthofix International NV†	207	7,440
Penumbra, Inc.†	302	21,608
Rockwell Medical, Inc.†	569	3,306
Surmodics, Inc.†	5,403	130,753
T2 Biosystems, Inc.†	173	934
Wright Medical Group NV†	1,229	30,946
Zeltiq Aesthetics, Inc.†	421	18,667

		433,394

Medical-Biomedical/Gene - 2.9%
Acceleron Pharma, Inc.†	325	7,891
Achillion Pharmaceuticals, Inc.†	1,395	5,817
Acorda Therapeutics, Inc.†	512	10,496
Aduro Biotech, Inc.†	421	4,989
Advaxis, Inc.†	397	3,557
Adverum Biotechnologies, Inc.†	273	792
Agenus, Inc.†	869	3,476
Alder Biopharmaceuticals, Inc.†	557	11,446
AMAG Pharmaceuticals, Inc.†	414	9,977
Anavex Life Sciences Corp.†	387	1,742
ANI Pharmaceuticals, Inc.†	2,387	144,294
Applied Genetic Technologies Corp.†	150	1,088
Aptevo Therapeutics, Inc.†	192	382
Aratana Therapeutics, Inc.†	34,372	274,632
Ardelyx, Inc.†	271	3,252
Arena Pharmaceuticals, Inc.†	2,921	4,498
Argos Therapeutics, Inc.†	125	569
ARIAD Pharmaceuticals, Inc.†	2,108	50,213
Arrowhead Pharmaceuticals, Inc.†	719	1,395
Asterias Biotherapeutics, Inc.†	252	1,071
Atara Biotherapeutics, Inc.†	276	3,712
Athersys, Inc.†	907	989
Bellicum Pharmaceuticals, Inc.†	248	3,318
BioCryst Pharmaceuticals, Inc.†	874	5,506
BioTime, Inc.†	760	2,379
Bluebird Bio, Inc.†	440	32,780
Blueprint Medicines Corp.†	237	8,077
Cambrex Corp.†	379	19,879
Celldex Therapeutics, Inc.†	1,138	3,710
Cellular Biomedicine Group, Inc.†	143	1,773
ChemoCentryx, Inc.†	253	1,839
ChromaDex Corp.†	339	942
Corvus Pharmaceuticals, Inc.†	39	551
Curis, Inc.†	1,329	3,814
Cytokinetics, Inc.†	402	4,201
CytomX Therapeutics, Inc.†	243	2,824
CytRx Corp.†	796	330
Dermira, Inc.†	249	7,331
Dimension Therapeutics, Inc.†	144	281
Dynavax Technologies Corp.†	461	1,890
Edge Therapeutics, Inc.†	192	1,849
Editas Medicine, Inc.†	81	1,411
Eiger BioPharmaceuticals, Inc.†	40	488
Emergent BioSolutions, Inc.†	385	11,654
Endocyte, Inc.†	451	997
Enzo Biochem, Inc.†	473	3,160
Epizyme, Inc.†	477	5,008
Esperion Therapeutics, Inc.†	169	2,048
Exact Sciences Corp.†	1,153	21,849
Exelixis, Inc.†	2,710	49,105
FibroGen, Inc.†	623	14,111
Five Prime Therapeutics, Inc.†	320	14,659
Flex Pharma, Inc.†	125	545
Fortress Biotech, Inc.†	405	992
Foundation Medicine, Inc.†	159	3,108
Galena Biopharma, Inc.†	109	180
Geron Corp.†	1,798	3,740
GlycoMimetics, Inc.†	121	688
Halozyme Therapeutics, Inc.†	1,298	14,992
Idera Pharmaceuticals, Inc.†	1,059	1,483
ImmunoGen, Inc.†	1,003	2,347
Immunomedics, Inc.†	1,039	4,675
Infinity Pharmaceuticals, Inc.†	584	1,209
Innoviva, Inc.†	962	10,197
Inovio Pharmaceuticals, Inc.†	789	5,207
Insmed, Inc.†	737	10,885
Intellia Therapeutics, Inc.†	81	1,047
Karyopharm Therapeutics, Inc.†	280	2,898
Kite Pharma, Inc.†	465	23,701
Lexicon Pharmaceuticals, Inc.†	502	7,194
Ligand Pharmaceuticals, Inc.†	225	23,852
Lion Biotechnologies, Inc.†	542	3,930
Loxo Oncology, Inc.†	158	6,198
MacroGenics, Inc.†	379	7,000
Medicines Co.†	800	28,840
Merrimack Pharmaceuticals, Inc.†	1,453	4,519
Momenta Pharmaceuticals, Inc.†	773	14,610
Myriad Genetics, Inc.†	803	12,993
NeoGenomics, Inc.†	37,169	299,582
NewLink Genetics Corp.†	257	3,128
Novavax, Inc.†	3,216	4,213
Omeros Corp.†	439	4,254
OncoMed Pharmaceuticals, Inc.†	207	1,710
Organovo Holdings, Inc.†	1,025	3,782
Otonomy, Inc.†	285	4,175
OvaScience, Inc.†	373	589
Pacific Biosciences of California, Inc.†	907	4,372
Paratek Pharmaceuticals, Inc.†	170	2,567
PDL BioPharma, Inc.	1,968	4,330
Pfenex, Inc.†	217	1,732
PharmAthene, Inc.†	742	2,300
Prothena Corp. PLC†	413	20,220
PTC Therapeutics, Inc.†	395	5,174
Puma Biotechnology, Inc.†	293	9,493
REGENXBIO, Inc.†	239	4,422
Retrophin, Inc.†	431	8,456
Rigel Pharmaceuticals, Inc.†	1,109	2,307
RTI Surgical, Inc.†	683	2,220
Sage Therapeutics, Inc.†	314	15,066
Sangamo BioSciences, Inc.†	827	2,895
Second Sight Medical Products, Inc.†	168	240
Senseonics Holdings, Inc.†	330	917
Spark Therapeutics, Inc.†	203	12,801
Spectrum Pharmaceuticals, Inc.†	797	3,714
Stemline Therapeutics, Inc.†	199	2,030
Syndax Pharmaceuticals, Inc.†	55	418
Synthetic Biologics, Inc.†	900	763
Theravance Biopharma, Inc.†	432	12,943
Tobira Therapeutics, Inc. CVR† (1)(2)	104	1,429
Tokai Pharmaceuticals, Inc.†	117	110
Trovagene, Inc.†	334	668
Ultragenyx Pharmaceutical, Inc.†	428	32,104

Veracyte, Inc.†	165	1,218
Versartis, Inc.†	325	4,648
WaVe Life Sciences, Ltd.†	87	2,501
XBiotech, Inc.†	207	2,360
ZIOPHARM Oncology, Inc.†	1,448	8,572

		1,465,495

Medical-Drugs - 3.3%
AcelRx Pharmaceuticals, Inc.†	420	1,113
Aclaris Therapeutics, Inc.†	106	2,812
Adamas Pharmaceuticals, Inc.†	198	3,142
Aerie Pharmaceuticals, Inc.†	285	12,512
Agile Therapeutics, Inc.†	157	361
Aimmune Therapeutics, Inc.†	312	5,703
Amicus Therapeutics, Inc.†	1,516	8,338
Ampio Pharmaceuticals, Inc.†	522	512
Anthera Pharmaceuticals, Inc.†	467	253
Array BioPharma, Inc.†	1,720	18,696
BioSpecifics Technologies Corp.†	6,048	310,202
Cempra, Inc.†	492	1,550
Chimerix, Inc.†	507	2,758
Cidara Therapeutics, Inc.†	126	1,247
Clovis Oncology, Inc.†	378	24,494
Coherus Biosciences, Inc.†	351	9,793
Collegium Pharmaceutical, Inc.†	159	2,674
Corcept Therapeutics, Inc.†	19,351	137,586
Durata Therapeutics , Inc.† (1)(2)	228	0
Durect Corp.†	1,503	1,593
Eagle Pharmaceuticals, Inc.†	104	7,198
Enanta Pharmaceuticals, Inc.†	184	6,095
Global Blood Therapeutics, Inc.†	166	2,681
Horizon Pharma PLC†	1,922	31,463
Ignyta, Inc.†	351	1,720
Immune Design Corp.†	132	746
Inotek Pharmaceuticals Corp.†	206	330
Insys Therapeutics, Inc.†	278	2,847
Intra-Cellular Therapies, Inc.†	407	5,877
Ironwood Pharmaceuticals, Inc.†	1,541	22,160
Keryx Biopharmaceuticals, Inc.†	939	4,686
Lannett Co., Inc.†	329	6,629
Lipocine, Inc.†	196	710
MediciNova, Inc.†	353	1,963
Minerva Neurosciences, Inc.†	189	2,003
MyoKardia, Inc.†	133	1,490
NantKwest, Inc.†	198	1,061
Neos Therapeutics, Inc.†	162	948
Ocular Therapeutix, Inc.†	212	1,391
Ophthotech Corp.†	363	1,728
Pacira Pharmaceuticals, Inc.†	434	16,687
PharMerica Corp.†	352	8,730
PRA Health Sciences, Inc.†	287	16,815
Prestige Brands Holdings, Inc.†	634	33,450
Progenics Pharmaceuticals, Inc.†	18,774	167,464
Radius Health, Inc.†	375	16,320
Reata Pharmaceuticals, Inc., Class A†	67	1,668
Regulus Therapeutics, Inc.†	461	553
SciClone Pharmaceuticals, Inc.†	596	6,049
Sorrento Therapeutics, Inc.†	340	1,836
Sucampo Pharmaceuticals, Inc., Class A†	21,008	234,239
Supernus Pharmaceuticals, Inc.†	14,510	392,496
Synergy Pharmaceuticals, Inc.†	2,161	15,278
TESARO, Inc.†	291	47,387
Tetraphase Pharmaceuticals, Inc.†	433	1,658
TG Therapeutics, Inc.†	438	2,102
TherapeuticsMD, Inc.†	1,788	10,388
Titan Pharmaceuticals, Inc.†	222	966
Trevena, Inc.†	532	3,713
Vanda Pharmaceuticals, Inc.†	435	6,155
vTv Therapeutics, Inc., Class A†	90	517
Zogenix, Inc.†	294	2,367

		1,635,903

Medical-Generic Drugs - 0.3%
Amphastar Pharmaceuticals, Inc.†	7,009	110,392
AveXis, Inc.†	56	3,124
Impax Laboratories, Inc.†	871	11,453
Teligent, Inc.†	492	3,444

		128,413

Medical-HMO - 0.2%
Magellan Health, Inc.†	295	22,110
Molina Healthcare, Inc.†	515	29,211
Tivity Health Inc.†	379	9,721
Triple-S Management Corp., Class B†	277	5,293
Universal American Corp.†	690	6,859

		73,194

Medical-Hospitals - 0.1%
Adeptus Health, Inc., Class A†	146	1,047
Community Health Systems, Inc.†	1,315	8,416
Quorum Health Corp.†	352	3,094
Select Medical Holdings Corp.†	1,272	15,836
Surgery Partners, Inc.†	220	4,070
Surgical Care Affiliates, Inc.†	318	17,967

		50,430

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	568	11,553
Genesis Healthcare, Inc.†	445	1,829
Kindred Healthcare, Inc.	1,003	6,670
National HealthCare Corp.	132	9,880

		29,932

Medical-Outpatient/Home Medical - 0.2%
Addus HomeCare Corp.†	86	2,937
Air Methods Corp.†	422	15,065
Almost Family, Inc.†	95	4,489
Amedisys, Inc.†	332	15,212
Chemed Corp.	191	31,723
Civitas Solutions, Inc.†	178	3,257
LHC Group, Inc.†	177	8,873
Nobilis Health Corp.†	660	1,419
Providence Service Corp.†	153	5,914

		88,889

Medical-Wholesale Drug Distribution - 0.1%
Owens & Minor, Inc.	743	26,659

Metal Processors & Fabrication - 0.8%
Ampco-Pittsburgh Corp.	100	1,505
CIRCOR International, Inc.	195	12,145
Global Brass & Copper Holdings, Inc.	8,392	278,195
Haynes International, Inc.	146	6,002
Mueller Industries, Inc.	675	27,175
Park-Ohio Holdings Corp.	99	4,440
RBC Bearings, Inc.†	270	25,010
Rexnord Corp.†	988	21,825
Sun Hydraulics Corp.	276	10,814

		387,111

Metal Products-Distribution - 0.3%
Lawson Products, Inc.†	4,933	127,518
Olympic Steel, Inc.	108	2,430
Worthington Industries, Inc.	536	25,615

		155,563

Metal Products-Fasteners - 0.0%
TriMas Corp.†	536	11,417

Metal-Aluminum - 0.1%
Century Aluminum Co.†	594	9,148
Kaiser Aluminum Corp.	210	16,476

		25,624

Metal-Diversified - 0.0%
Ferroglobe PLC	777	8,166

Metal-Iron - 0.0%
Cliffs Natural Resources, Inc.†	2,093	18,356

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	91	4,053
FreightCar America, Inc.	142	2,052
Hillenbrand, Inc.	703	25,695
John Bean Technologies Corp.	346	29,877

		61,677

Motion Pictures & Services - 0.0%
Eros International PLC†	352	4,189

MRI/Medical Diagnostic Imaging - 0.4%
RadNet, Inc.†	35,293	204,699

Multimedia - 0.2%
E.W. Scripps Co., Class A†	708	13,792
Entravision Communications Corp., Class A	774	4,180
Liberty Braves Group, Series A†	108	2,155
Liberty Braves Group, Series C†	374	7,472
Liberty Media Group, Series A†	271	7,853
Liberty Media Group, Series C†	549	15,778
Media General, Inc. CVR† (1)(2)	1,299	403
Meredith Corp.	447	27,401

		79,034

Networking Products - 1.0%
A10 Networks, Inc.†	523	4,168
Black Box Corp.	178	2,376
Calix, Inc.†	490	3,528
Extreme Networks, Inc.†	65,179	360,440
Gigamon, Inc.†	386	12,796
Infinera Corp.†	1,674	15,083
Ixia†	763	14,840
LogMeIn, Inc.	298	32,214
NeoPhotonics Corp.†	366	4,008
NETGEAR, Inc.†	384	21,850
Silicom, Ltd.	463	16,950

		488,253

Non-Ferrous Metals - 0.0%
Materion Corp.	236	9,275

Non-Hazardous Waste Disposal - 0.0%
Casella Waste Systems, Inc., Class A†	460	5,318

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	202	2,707

Office Furnishings-Original - 0.2%
CompX International, Inc.	20	292
Herman Miller, Inc.	712	22,214
HNI Corp.	539	27,171
Interface, Inc.	771	14,032
Kimball International, Inc., Class B	438	7,328
Knoll, Inc.	571	14,909
Steelcase, Inc., Class A	1,025	17,220

		103,166

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,266	16,141

Oil & Gas Drilling - 0.0%
Atwood Oceanics, Inc.	724	8,804
Parker Drilling Co.†	1,438	3,667
Seadrill, Ltd.†	4,505	8,424

		20,895

Oil Companies-Exploration & Production - 1.7%
Abraxas Petroleum Corp.†	101,667	251,117
Bill Barrett Corp.†	583	3,819
California Resources Corp.†	378	8,097
Callon Petroleum Co.†	1,444	22,064
Carrizo Oil & Gas, Inc.†	664	23,479
Clayton Williams Energy, Inc.†	70	10,182
Cobalt International Energy, Inc.†	4,864	4,771
Contango Oil & Gas Co.†	211	1,709
Denbury Resources, Inc.†	4,192	14,043
Earthstone Energy, Inc.†	19	247
Eclipse Resources Corp.†	580	1,427
EP Energy Corp., Class A†	460	2,410
Erin Energy Corp.†	171	599
Evolution Petroleum Corp.	289	2,514
EXCO Resources, Inc.†	1,668	1,116
Isramco, Inc.†	7	876
Jones Energy, Inc., Class A†	366	1,629
Matador Resources Co.†	989	26,040
Northern Oil and Gas, Inc.†	556	2,002
Oasis Petroleum, Inc.†	2,121	29,991
Panhandle Oil and Gas, Inc., Class A	181	3,982
PDC Energy, Inc.†	548	40,519
Ring Energy, Inc.†	424	5,597
RSP Permian, Inc.†	936	39,836
Sanchez Energy Corp.†	664	8,805
Synergy Resources Corp.†	39,000	335,790
Unit Corp.†	601	15,626
W&T Offshore, Inc.†	422	1,224

		859,511

Oil Field Machinery & Equipment - 0.1%
Exterran Corp.†	377	11,695
Flotek Industries, Inc.†	619	6,543
Forum Energy Technologies, Inc.†	715	15,515
Natural Gas Services Group, Inc.†	145	4,161
Thermon Group Holdings, Inc.†	379	7,868

		45,782

Oil Refining & Marketing - 0.1%
Adams Resources & Energy, Inc.	23	891
Alon USA Energy, Inc.	375	4,223
CVR Energy, Inc.	188	4,175
Delek US Holdings, Inc.	733	16,419
Par Pacific Holdings, Inc.†	332	4,824
Trecora Resources†	235	2,914
Western Refining, Inc.	809	28,323

		61,769

Oil-Field Services - 0.4%
Archrock, Inc.	828	12,089
Bristow Group, Inc.	398	7,029
CARBO Ceramics, Inc.†	231	3,280
Era Group, Inc.†	232	3,633
Helix Energy Solutions Group, Inc.†	1,199	10,168
Independence Contract Drilling, Inc.†	356	2,257
Matrix Service Co.†	316	7,078
McDermott International, Inc.†	2,880	23,328
MRC Global, Inc.†	1,115	22,913

Newpark Resources, Inc.†	988	7,459
NOW, Inc.†	1,275	27,107
Oil States International, Inc.†	610	24,095
PHI, Inc.†	138	2,187
Pioneer Energy Services Corp.†	759	4,782
SEACOR Holdings, Inc.†	189	13,905
Tesco Corp.†	465	3,999
TETRA Technologies, Inc.†	939	4,657
Willbros Group, Inc.†	515	1,561

		181,527

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	99	2,614

Optical Supplies - 0.0%
STAAR Surgical Co.†	476	4,712

Paper & Related Products - 1.1%
Clearwater Paper Corp.†	200	12,580
Neenah Paper, Inc.	3,758	308,720
Orchids Paper Products Co.	7,699	210,260
P.H. Glatfelter Co.	517	12,620
Schweitzer-Mauduit International, Inc.	359	15,914

		560,094

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	687	28,579
Masimo Corp.†	486	35,760

		64,339

Pharmacy Services - 0.0%
BioScrip, Inc.†	808	1,107
Diplomat Pharmacy, Inc.†	543	7,461

		8,568

Physical Therapy/Rehabilitation Centers - 0.6%
AAC Holdings, Inc.†	117	930
HealthSouth Corp.	1,056	40,994
U.S. Physical Therapy, Inc.	3,904	273,866

		315,790

Pipelines - 0.0%
SemGroup Corp., Class A	527	20,922

Platinum - 0.1%
Stillwater Mining Co.†	1,456	24,752

Pollution Control - 0.0%
CECO Environmental Corp.	347	4,553

Poultry - 0.0%
Sanderson Farms, Inc.	237	21,567

Power Converter/Supply Equipment - 0.4%
Advanced Energy Industries, Inc.†	469	27,596
Energous Corp.†	176	2,545
Generac Holdings, Inc.†	777	31,282
Powell Industries, Inc.	102	3,925
SPX Corp.†	494	12,325
Vicor Corp.†	8,864	135,619

		213,292

Precious Metals - 0.0%
Coeur Mining, Inc.†	1,820	21,203

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	488	2,298
Cimpress NV†	298	25,148
Deluxe Corp.	582	42,399
Ennis, Inc.	303	5,121
Quad/Graphics, Inc.	344	9,009

		83,975

Private Equity - 0.0%
Fifth Street Asset Management, Inc.	59	451
Kennedy-Wilson Holdings, Inc.	981	20,062

		20,513

Protection/Safety - 0.6%
Landauer, Inc.	5,673	291,309

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,477	16,690
Scholastic Corp.	320	14,650

		31,340

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	13	2,813
Gannett Co., Inc.	1,400	13,468
New York Times Co., Class A	1,482	20,007
tronc, Inc.	317	4,204

		40,492

Publishing-Periodicals - 0.1%
Time, Inc.	1,223	23,543
Value Line, Inc.	13	232

		23,775

Racetracks - 0.1%
Churchill Downs, Inc.	159	22,793
Empire Resorts, Inc.†	39	885
International Speedway Corp., Class A	313	11,471
Penn National Gaming, Inc.†	887	12,223
Speedway Motorsports, Inc.	138	2,966

		50,338

Radio - 0.0%
Entercom Communications Corp., Class A	308	4,373
Radio One, Inc., Class D†	293	879
Saga Communications, Inc., Class A	42	2,113
Salem Media Group, Inc.	130	793
Townsquare Media, Inc., Class A†	101	1,079

		9,237

Real Estate Investment Trusts - 4.1%
Acadia Realty Trust	843	26,841
AG Mtg. Investment Trust, Inc.	334	5,852
Agree Realty Corp.	271	12,710
Alexander’s, Inc.	24	10,147
Altisource Residential Corp.	623	7,563
American Assets Trust, Inc.	464	19,920
Anworth Mtg. Asset Corp.	1,139	5,843
Apollo Commercial Real Estate Finance, Inc.	858	14,938
Ares Commercial Real Estate Corp.	318	4,287
Armada Hoffler Properties, Inc.	369	5,085
ARMOUR Residential REIT, Inc.	437	9,186
Ashford Hospitality Prime, Inc.	304	4,086
Ashford Hospitality Trust, Inc.	931	7,076
Bluerock Residential Growth REIT, Inc.	222	2,904
Capstead Mtg. Corp.	1,137	12,132
CareTrust REIT, Inc.	684	10,369
CatchMark Timber Trust, Inc., Class A	461	4,744
CBL & Associates Properties, Inc.	2,011	21,819
Cedar Realty Trust, Inc.	983	5,908
Chatham Lodging Trust	447	9,003
Chesapeake Lodging Trust	707	18,099
City Office REIT, Inc.	222	2,795
Colony NorthStar, Inc., Class A	1,964	27,339
Colony Starwood Homes	774	24,342
Community Healthcare Trust, Inc.	149	3,214

CorEnergy Infrastructure Trust, Inc.	141	5,062
CoreSite Realty Corp.	398	34,280
Cousins Properties, Inc.	4,034	34,289
CYS Investments, Inc.	1,805	13,664
DiamondRock Hospitality Co.	2,392	26,958
DuPont Fabros Technology, Inc.	889	42,210
Dynex Capital, Inc.	533	3,560
Easterly Government Properties, Inc.	283	5,575
EastGroup Properties, Inc.	375	26,539
Education Realty Trust, Inc.	791	31,806
FelCor Lodging Trust, Inc.	1,624	12,505
First Industrial Realty Trust, Inc.	1,383	35,751
First Potomac Realty Trust	691	7,076
Four Corners Property Trust, Inc.	719	15,681
Franklin Street Properties Corp.	1,162	14,815
GEO Group, Inc.	883	36,662
Getty Realty Corp.	312	8,046
Gladstone Commercial Corp.	265	5,205
Global Net Lease, Inc.	2,033	15,756
Government Properties Income Trust	835	16,082
Gramercy Property Trust	1,678	44,198
Great Ajax Corp.	153	1,991
Healthcare Realty Trust, Inc.	1,243	37,551
Hersha Hospitality Trust	492	9,835
Hudson Pacific Properties, Inc.	935	33,108
Independence Realty Trust, Inc.	479	4,421
InfraREIT, Inc.	474	7,812
Invesco Mtg. Capital, Inc.	1,341	19,538
Investors Real Estate Trust	1,443	9,293
iStar, Inc.†	865	9,705
Kite Realty Group Trust	985	23,660
Ladder Capital Corp., Class A	469	6,360
LaSalle Hotel Properties	1,272	38,376
Lexington Realty Trust	2,740	29,373
LTC Properties, Inc.	448	20,908
Mack-Cali Realty Corp.	1,062	29,757
Medical Properties Trust, Inc.	2,826	36,031
Monmouth Real Estate Investment Corp.	750	10,950
Monogram Residential Trust, Inc.	2,007	20,411
MTGE Investment Corp.	547	8,697
National Health Investors, Inc.	442	32,704
National Storage Affiliates Trust	273	6,074
New Residential Investment Corp.	2,665	40,375
New Senior Investment Group, Inc.	909	9,099
New York Mortgage Trust, Inc.	1,311	8,403
NexPoint Residential Trust, Inc.	213	4,922
NorthStar Realty Europe Corp.	709	8,515
One Liberty Properties, Inc.	156	3,613
Orchid Island Capital, Inc.	243	2,875
Owens Realty Mortgage, Inc.	119	2,016
Parkway, Inc.†	502	10,688
Pebblebrook Hotel Trust	852	25,483
Pennsylvania Real Estate Investment Trust	814	14,579
PennyMac Mortgage Investment Trust	812	13,763
Physicians Realty Trust	1,610	29,865
Potlatch Corp.	482	19,858
Preferred Apartment Communities, Inc., Class A	270	3,656
PS Business Parks, Inc.	234	26,217
QTS Realty Trust, Inc., Class A	557	28,067
RAIT Financial Trust	1,094	3,785
Ramco-Gershenson Properties Trust	937	15,236
Redwood Trust, Inc.	908	14,074
Resource Capital Corp.	359	2,951
Retail Opportunity Investments Corp.	1,185	25,122
Rexford Industrial Realty, Inc.	781	17,736
RLJ Lodging Trust	1,452	33,701
Ryman Hospitality Properties, Inc.	517	31,630
Sabra Health Care REIT, Inc.	769	19,533
Saul Centers, Inc.	113	7,174
Select Income REIT	756	18,908
Seritage Growth Properties, Class A	297	12,118
Silver Bay Realty Trust Corp.	395	6,656
STAG Industrial, Inc.	817	18,905
Summit Hotel Properties, Inc.	1,031	16,321
Sunstone Hotel Investors, Inc.	2,591	38,140
Terreno Realty Corp.	507	13,785
Tier REIT, Inc.	569	10,361
UMH Properties, Inc.	18,229	267,055
Universal Health Realty Income Trust	146	9,070
Urban Edge Properties	1,069	29,900
Urstadt Biddle Properties, Inc., Class A	311	6,982
Washington Prime Group, Inc.	2,213	21,355
Washington Real Estate Investment Trust	874	27,487
Western Asset Mortgage Capital Corp.	487	4,914
Whitestone REIT	311	4,326
Xenia Hotels & Resorts, Inc.	1,233	22,626

		2,060,322

Real Estate Management/Services - 0.1%
Farmland Partners, Inc.	138	1,568
Griffin Industrial Realty, Inc.	7	220
HFF, Inc., Class A	426	12,644
Marcus & Millichap, Inc.†	172	4,432
RE/MAX Holdings, Inc., Class A	210	11,770

		30,634

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	556	24,753
Consolidated-Tomoka Land Co.	47	2,585
Forestar Group, Inc.†	407	5,311
FRP Holdings, Inc.†	74	2,886
RMR Group, Inc., Class A	81	3,872
St. Joe Co.†	600	10,110
Stratus Properties, Inc.†	73	2,234
Trinity Place Holdings, Inc.†	230	1,856

		53,607

Recreational Centers - 0.0%
ClubCorp Holdings, Inc.	765	12,623
Planet Fitness, Inc., Class A	186	3,913

		16,536

Recreational Vehicles - 0.1%
Arctic Cat, Inc.†	155	2,914
LCI Industries	282	30,949
Malibu Boats, Inc., Class A†	214	3,972
MCBC Holdings, Inc.	90	1,256

		39,091

Recycling - 0.0%
Aqua Metals, Inc.†	126	1,406

Rental Auto/Equipment - 0.1%
Aaron’s, Inc.	783	24,226
CAI International, Inc.†	185	2,986
McGrath RentCorp	278	10,642
Neff Corp.† Class A	112	1,758
Rent-A-Center, Inc.	617	5,528
Textainer Group Holdings, Ltd.	270	3,888

		49,028

Research & Development - 0.2%
Albany Molecular Research, Inc.†	308	5,667
INC Research Holdings, Inc., Class A†	492	26,076
PAREXEL International Corp.†	624	44,236

		75,979

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	265	22,917
SeaWorld Entertainment, Inc.	797	14,434

		37,351

Respiratory Products - 0.6%
Inogen, Inc.†	4,301	276,855

Retail-Apparel/Shoe - 0.4%
Abercrombie & Fitch Co., Class A	811	9,416
American Eagle Outfitters, Inc.	1,985	29,993
Ascena Retail Group, Inc.†	2,062	9,918
Boot Barn Holdings, Inc.†	158	1,714
Buckle, Inc.	339	7,170
Caleres, Inc.	509	15,652
Cato Corp., Class A	303	7,693
Chico’s FAS, Inc.	1,554	20,963
Children’s Place, Inc.	221	21,437
Destination XL Group, Inc.†	432	1,534
DSW, Inc., Class A	800	16,928
Duluth Holdings, Inc.† Class B	113	2,556
Express, Inc.†	885	9,408
Finish Line, Inc., Class A	497	8,548
Francesca’s Holdings Corp.†	479	8,354
Genesco, Inc.†	244	14,689
Guess?, Inc.	728	9,297
Shoe Carnival, Inc.	169	4,321
Stein Mart, Inc.	370	1,354
Tailored Brands, Inc.	582	12,368
Tilly’s, Inc., Class A†	138	1,849
Vera Bradley, Inc.†	240	2,750
Winmark Corp.	25	2,769

		220,681

Retail-Appliances - 0.0%
Conn’s, Inc.†	240	2,532

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	94	3,943
Asbury Automotive Group, Inc.†	237	15,547
Group 1 Automotive, Inc.	246	19,874
Lithia Motors, Inc., Class A	282	29,080
Rush Enterprises, Inc., Class A†	351	11,495
Rush Enterprises, Inc., Class B†	77	2,368
Sonic Automotive, Inc., Class A	332	7,769

		90,076

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	476	4,784
Barnes & Noble, Inc.	752	7,670

		12,454

Retail-Building Products - 0.1%
BMC Stock Holdings, Inc.†	656	12,267
GMS, Inc.†	83	2,477
Lumber Liquidators Holdings, Inc.†	312	4,886
Tile Shop Holdings, Inc.†	387	7,392

		27,022

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	135	3,683

Retail-Discount - 0.1%
Big Lots, Inc.	594	29,700
Citi Trends, Inc.	170	2,729
Fred’s, Inc., Class A	420	6,119
HSN, Inc.	372	13,113
Ollie’s Bargain Outlet Holdings, Inc.†	239	7,302
Tuesday Morning Corp.†	534	2,296

		61,259

Retail-Hair Salons - 0.0%
Regis Corp.†	441	6,139

Retail-Home Furnishings - 0.1%
Haverty Furniture Cos., Inc.	233	5,079
Kirkland’s, Inc.†	176	2,443
Pier 1 Imports, Inc.	963	7,001
RH†	460	12,429

		26,952

Retail-Jewelry - 0.0%
Movado Group, Inc.	182	4,941

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	293	6,285
Party City Holdco, Inc.†	319	4,609
West Marine, Inc.†	218	2,021

		12,915

Retail-Major Department Stores - 0.0%
Sears Holdings Corp.†	133	928
Sears Hometown and Outlet Stores, Inc.†	133	486

		1,414

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	189	920
FirstCash, Inc.	565	24,126
Five Below, Inc.†	637	25,384
Gaia, Inc.†	159	1,383
PriceSmart, Inc.	238	20,159

		71,972

Retail-Office Supplies - 0.1%
Office Depot, Inc.	6,596	29,352

Retail-Pawn Shops - 0.0%
EZCORP, Inc., Class A†	601	5,950

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	264	2,943
PetMed Express, Inc.	235	4,980

		7,923

Retail-Regional Department Stores - 0.0%
Stage Stores, Inc.	304	851

Retail-Restaurants - 1.7%
Biglari Holdings, Inc.†	11	4,875
BJ’s Restaurants, Inc.†	277	9,847
Bloomin’ Brands, Inc.	1,356	23,201
Bob Evans Farms, Inc.	235	13,261
Bojangles’, Inc.†	116	2,297
Buffalo Wild Wings, Inc.†	224	33,824
Carrols Restaurant Group, Inc.†	408	5,855
Cheesecake Factory, Inc.	541	32,601
Chuy’s Holdings, Inc.†	194	5,704
Cracker Barrel Old Country Store, Inc.	227	35,880
Dave & Buster’s Entertainment, Inc.†	450	24,507
Del Frisco’s Restaurant Group, Inc.†	280	4,900
Del Taco Restaurants, Inc.†	274	3,737
Denny’s Corp.†	20,579	250,446
DineEquity, Inc.	207	14,196
El Pollo Loco Holdings, Inc.†	240	2,988
Fiesta Restaurant Group, Inc.†	316	8,311
Fogo De Chao, Inc.†	58	800

Habit Restaurants, Inc.† Class A	159	2,306
J Alexander’s Holdings, Inc.†	158	1,580
Jack in the Box, Inc.	388	41,873
Jamba, Inc.†	150	1,365
Kona Grill, Inc.†	98	897
Luby’s, Inc.†	230	844
Nathan’s Famous, Inc.†	35	2,188
Noodles & Co.†	130	572
Papa John’s International, Inc.	323	27,526
Popeyes Louisiana Kitchen, Inc.†	257	16,240
Potbelly Corp.†	283	3,679
Red Robin Gourmet Burgers, Inc.†	162	7,703
Ruby Tuesday, Inc.†	706	1,384
Ruth’s Hospitality Group, Inc.	11,795	202,284
Shake Shack, Inc., Class A†	185	6,532
Sonic Corp.	559	13,919
Texas Roadhouse, Inc.	788	36,752
Wingstop, Inc.	186	5,295
Zoe’s Kitchen, Inc.†	226	4,934

		855,103

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	210	3,234
Hibbett Sports, Inc.†	271	8,943
Sportsman’s Warehouse Holdings, Inc.†	306	2,276
Zumiez, Inc.†	214	4,291

		18,744

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	161	1,932

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A	816	7,238
Vitamin Shoppe, Inc.†	286	6,192

		13,430

Retirement/Aged Care - 0.0%
Capital Senior Living Corp.†	334	5,568

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	659	23,889

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	257	3,547
Proto Labs, Inc.†	293	15,382
Trinseo SA	341	22,080

		41,009

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	751	21,065
Globalstar, Inc.†	4,446	7,025
Intelsat SA†	346	1,249
Iridium Communications, Inc.†	981	9,908
Loral Space & Communications, Inc.†	152	6,194

		45,441

Savings & Loans/Thrifts - 1.5%
Astoria Financial Corp.	1,096	20,725
Banc of California, Inc.	581	9,180
Bank Mutual Corp.	486	4,641
BankFinancial Corp.	179	2,411
Bear State Financial, Inc.	213	2,145
Beneficial Bancorp, Inc.	837	14,940
Berkshire Hills Bancorp, Inc.	366	12,956
BofI Holding, Inc.†	714	21,063
Brookline Bancorp, Inc.	824	12,978
BSB Bancorp, Inc.†	95	2,636
Capitol Federal Financial, Inc.	1,519	23,469
Charter Financial Corp.	161	2,766
Clifton Bancorp, Inc.	259	4,020
Dime Community Bancshares, Inc.	371	7,939
ESSA Bancorp, Inc.	96	1,520
EverBank Financial Corp.	1,227	23,841
First Defiance Financial Corp.	103	4,991
First Financial Northwest, Inc.	108	2,241
Flagstar Bancorp, Inc.†	248	6,391
Flushing Financial Corp.	330	8,976
Greene County Bancorp, Inc.	35	770
Hingham Institution for Savings	15	2,901
Home Bancorp, Inc.	67	2,383
HomeStreet, Inc.†	280	7,336
HomeTrust Bancshares, Inc.†	196	4,851
Investors Bancorp, Inc.	3,547	50,899
Meridian Bancorp, Inc.	574	10,820
Meta Financial Group, Inc.	3,176	279,012
MutualFirst Financial, Inc.	63	1,969
Northfield Bancorp, Inc.	501	9,043
Northwest Bancshares, Inc.	1,144	19,528
OceanFirst Financial Corp.	243	6,904
Oritani Financial Corp.	459	7,964
Pacific Premier Bancorp, Inc.†	323	12,710
Provident Financial Holdings, Inc.	78	1,445
Provident Financial Services, Inc.	727	19,244
SI Financial Group, Inc.	131	1,972
Southern Missouri Bancorp, Inc.	68	2,289
Sterling Bancorp	1,510	36,013
Territorial Bancorp, Inc.	89	2,819
United Community Financial Corp.	554	4,714
United Financial Bancorp, Inc.	596	10,758
Washington Federal, Inc.	1,083	35,576
Waterstone Financial, Inc.	301	5,448
WSFS Financial Corp.	339	15,357

		742,554

Schools - 0.3%
American Public Education, Inc.†	183	4,447
Apollo Education Group, Inc.†	1,017	10,160
Bridgepoint Education, Inc.†	211	2,245
Bright Horizons Family Solutions, Inc.†	522	36,989
Cambium Learning Group, Inc.†	159	801
Capella Education Co.	135	11,543
Career Education Corp.†	796	7,777
DeVry Education Group, Inc.	745	24,957
Grand Canyon Education, Inc.†	535	31,554
K12, Inc.†	401	7,992
Strayer Education, Inc.†	124	10,044

		148,509

Security Services - 0.1%
Alarm.com Holdings, Inc.†	122	3,305
Ascent Capital Group, Inc., Class A†	121	1,874
Brink’s Co.	536	23,852
LifeLock, Inc.†	1,006	24,104

		53,135

Seismic Data Collection - 0.0%
Dawson Geophysical Co.†	238	1,885
Geospace Technologies Corp.†	154	3,594

		5,479

Semiconductor Components-Integrated Circuits - 0.3%
Cirrus Logic, Inc.†	746	44,999
Exar Corp.†	486	4,981
Integrated Device Technology, Inc.†	1,606	40,455
MaxLinear, Inc., Class A†	664	16,985
Power Integrations, Inc.	325	23,075

Sigma Designs, Inc.†	426	2,599

		133,094

Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc.†	345	5,244
Brooks Automation, Inc.	809	14,093
Cabot Microelectronics Corp.	279	18,835
Cohu, Inc.	313	4,132
Entegris, Inc.†	1,685	31,594
FormFactor, Inc.†	26,367	328,269
MKS Instruments, Inc.	634	41,781
Nanometrics, Inc.†	280	7,199
Photronics, Inc.†	776	8,924
Rudolph Technologies, Inc.†	356	8,170
Ultra Clean Holdings, Inc.†	381	4,774
Ultratech, Inc.†	257	6,661
Veeco Instruments, Inc.†	474	12,205
Xcerra Corp.†	629	4,768

		496,649

Silver Mining - 0.1%
Hecla Mining Co.	4,548	29,289

Specified Purpose Acquisitions - 0.0%
Wins Finance Holdings, Inc.†	17	4,117

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	413	9,953
Mueller Water Products, Inc., Class A	1,857	24,995
Omega Flex, Inc.	34	1,613
TimkenSteel Corp.†	468	7,891

		44,452

Steel-Producers - 0.2%
AK Steel Holding Corp.†	2,826	22,834
ALJ Regional Holdings, Inc.†	219	874
Carpenter Technology Corp.	550	22,011
Commercial Metals Co.	1,369	27,969
Ryerson Holding Corp.†	128	1,357
Schnitzer Steel Industries, Inc., Class A	311	7,355

		82,400

Steel-Specialty - 0.1%
Allegheny Technologies, Inc.	1,294	28,119

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	527	17,154
Wesco Aircraft Holdings, Inc.†	662	10,029

		27,183

Superconductor Product & Systems - 0.0%
American Superconductor Corp.†	138	965

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	359	9,765

Telecom Equipment-Fiber Optics - 1.7%
Acacia Communications, Inc.†	61	3,549
Ciena Corp.†	1,636	39,820
Clearfield, Inc.†	14,270	245,444
Finisar Corp.†	1,281	37,879
Harmonic, Inc.†	910	4,823
KVH Industries, Inc.†	178	1,851
MRV Communications, Inc.†	19,264	159,410
Oclaro, Inc.†	33,846	332,029
Viavi Solutions, Inc.†	2,795	25,015

		849,820

Telecom Services - 1.8%
Consolidated Communications Holdings, Inc.	591	15,549
EarthLink Holdings Corp.	1,251	8,019
FairPoint Communications, Inc.†	252	4,662
GTT Communications, Inc.†	12,685	358,351
Hawaiian Telcom Holdco, Inc.†	70	1,738
HC2 Holdings, Inc.†	397	2,640
Inteliquent, Inc.	387	8,862
Lumos Networks Corp.†	224	3,465
ORBCOMM, Inc.†	770	6,291
RigNet, Inc.†	149	2,943
Spok Holdings, Inc.	243	4,994
Straight Path Communications, Inc., Class B†	113	3,960
Vonage Holdings Corp.†	67,346	477,483
West Corp.	515	12,499

		911,456

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	584	12,790
Comtech Telecommunications Corp.	185	1,985
Numerex Corp., Class A†	163	958
Plantronics, Inc.	394	22,293
Preformed Line Products Co.	27	1,474
ShoreTel, Inc.†	800	5,560
Sonus Networks, Inc.†	568	3,624

		48,684

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	500	11,475
General Communication, Inc., Class A†	343	6,901
IDT Corp., Class B	205	3,936
Shenandoah Telecommunications Co.	550	14,987
Windstream Holdings, Inc.	1,144	9,244

		46,543

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	910	2,366
Gray Television, Inc.†	762	9,030
Sinclair Broadcast Group, Inc., Class A	787	26,561

		37,957

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	149	3,515
Unifi, Inc.†	185	4,975

		8,490

Textile-Products - 0.0%
Culp, Inc.	127	4,089

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	257	8,674
National CineMedia, Inc.	732	10,731
Reading International, Inc., Class A†	199	3,254

		22,659

Therapeutics - 1.5%
Akebia Therapeutics, Inc.†	427	4,283
Anika Therapeutics, Inc.†	7,073	357,469
Axovant Sciences, Ltd.†	290	3,553
Axsome Therapeutics, Inc.†	131	642
Bio-Path Holdings, Inc.†	989	939
Cara Therapeutics, Inc.†	249	3,815
Concert Pharmaceuticals, Inc.†	195	1,726
Dyax Corp. CVR† (1)(2)	1,907	4,672
Egalet Corp.†	262	1,281
Flexion Therapeutics, Inc.†	219	4,249
La Jolla Pharmaceutical Co.†	164	3,190
MannKind Corp.†	3,864	2,720

Mirati Therapeutics, Inc.†	150	765
Osiris Therapeutics, Inc.†	236	1,326
Portola Pharmaceuticals, Inc.†	585	15,941
Proteostasis Therapeutics, Inc.†	74	1,092
Recro Pharma, Inc.†	24,150	178,951
Sarepta Therapeutics, Inc.†	508	15,778
Seres Therapeutics, Inc.†	211	2,087
Vital Therapies, Inc.†	280	1,386
Voyager Therapeutics, Inc.†	138	1,645
Xencor, Inc.†	6,081	144,910
Zafgen, Inc.†	271	1,141

		753,561

Tobacco - 0.1%
Alliance One International, Inc.†	98	1,632
Turning Point Brands, Inc.†	70	930
Universal Corp.	263	17,884
Vector Group, Ltd.	1,105	24,376

		44,822

Toys - 0.0%
JAKKS Pacific, Inc.†	181	923

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,375	26,675
Bottomline Technologies de, Inc.†	477	12,269
InnerWorkings, Inc.†	458	4,401
Synchronoss Technologies, Inc.†	491	18,913

		62,258

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	617	9,952
Atlas Air Worldwide Holdings, Inc.†	291	15,350

		25,302

Transport-Equipment & Leasing - 0.1%
GATX Corp.	487	28,158
Greenbrier Cos., Inc.	321	14,044
Willis Lease Finance Corp.†	49	1,249

		43,451

Transport-Marine - 0.2%
Ardmore Shipping Corp.	258	1,896
Costamare, Inc.	314	1,667
DHT Holdings, Inc.	1,094	5,131
Dorian LPG, Ltd.†	287	3,246
Frontline, Ltd.	773	5,365
GasLog, Ltd.	487	8,133
Gener8 Maritime, Inc.†	466	2,353
Golar LNG, Ltd.	1,058	27,360
Hornbeck Offshore Services, Inc.†	386	2,799
International Seaways, Inc.†	142	2,468
Navios Maritime Acquisition Corp.	960	1,786
Nordic American Tankers, Ltd.	1,034	8,934
Overseas Shipholding Group, Inc., Class A	429	2,106
Scorpio Bulkers, Inc.†	454	3,246
Scorpio Tankers, Inc.	1,947	7,457
Ship Finance International, Ltd.	714	10,710
Teekay Corp.	522	5,246
Teekay Tankers, Ltd., Class A	1,388	3,401
Tidewater, Inc.†	562	1,236

		104,540

Transport-Services - 0.5%
Echo Global Logistics, Inc.†	341	8,099
Hub Group, Inc., Class A†	398	17,651
Matson, Inc.	515	18,365
Radiant Logistics, Inc.†	59,351	217,818

		261,933

Transport-Truck - 0.8%
ArcBest Corp.	292	9,227
Celadon Group, Inc.	324	2,463
Covenant Transportation Group, Inc., Class A†	139	2,993
Forward Air Corp.	354	17,059
Heartland Express, Inc.	547	11,268
Knight Transportation, Inc.	797	26,620
Marten Transport, Ltd.	273	6,238
P.A.M. Transportation Services, Inc.†	27	629
Roadrunner Transportation Systems, Inc.†	364	2,883
Saia, Inc.†	298	14,319
Swift Transportation Co.†	890	20,319
Universal Logistics Holdings, Inc.	98	1,416
USA Truck, Inc.†	105	887
Werner Enterprises, Inc.	531	14,921
XPO Logistics, Inc.†	1,166	52,167
YRC Worldwide, Inc.†	14,997	223,905

		407,314

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	864	15,509

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	238	2,868

Veterinary Diagnostics - 0.6%
Heska Corp.†	3,517	280,024
Neogen Corp.†	434	28,661
Phibro Animal Health Corp., Class A	221	5,901

		314,586

Vitamins & Nutrition Products - 0.1%
Lifevantage Corp.†	162	1,170
Natural Grocers by Vitamin Cottage, Inc.†	108	1,365
Natural Health Trends Corp.	87	2,182
Nature’s Sunshine Products, Inc.	100	1,275
Nutraceutical International Corp.	97	3,249
Omega Protein Corp.†	259	6,462
Synutra International, Inc.†	250	1,450
USANA Health Sciences, Inc.†	120	7,476

		24,629

Water - 0.2%
American States Water Co.	434	19,000
Artesian Resources Corp., Class A	91	2,824
California Water Service Group	571	19,699
Connecticut Water Service, Inc.	128	6,917
Consolidated Water Co., Ltd.	172	1,772
Global Water Resources, Inc.	97	790
Middlesex Water Co.	189	7,146
SJW Corp.	193	9,669
York Water Co.	152	5,442

		73,259

Water Treatment Systems - 0.0%
Energy Recovery, Inc.†	409	4,188

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	715	5,505
NIC, Inc.	757	18,244
Q2 Holdings, Inc.†	303	9,620
Rightside Group, Ltd.†	137	1,156

Web.com Group, Inc.†	505	9,570

		44,095

Web Portals/ISP - 0.6%
Blucora, Inc.†	466	7,037
MeetMe, Inc.†	63,960	314,683

		321,720

Wire & Cable Products - 0.8%
Belden, Inc.	499	38,159
Encore Wire Corp.	239	10,098
General Cable Corp.	577	11,713
Insteel Industries, Inc.	8,881	328,952

		388,922

Wireless Equipment - 0.2%
Aerohive Networks, Inc.†	284	1,627
CalAmp Corp.†	425	6,384
Gogo, Inc.†	669	6,121
InterDigital, Inc.	412	38,481
Telenav, Inc.†	387	3,444
Ubiquiti Networks, Inc.†	308	19,219
ViaSat, Inc.†	529	34,338

		109,614

X-Ray Equipment - 0.0%
ViewRay, Inc.†	78	406

Total Common Stocks (cost $40,478,385)		47,882,027

EXCHANGE-TRADED FUNDS - 2.1%
iShares Russell 2000 Index Fund (cost $917,427)	7,602	1,028,019

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%
Asterias Biotherapeutics, Inc. Expires 09/29/17 (strike price $5.00) (cost $16)	27	4

Total Long-Term Investment Securities (cost $41,395,828)		48,910,050

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Time Deposits - 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $436,000)	$436,000	436,000

REPURCHASE AGREEMENTS - 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/03/2017 in the amount $217,000 collateralized by $250,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $224,985 (cost $217,000)	217,000	217,000

TOTAL INVESTMENTS (cost $42,048,828) (3)	99.4%	49,563,050
Other assets less liabilities	0.6	319,743

NET ASSETS	100.0%	$49,882,793

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Small-Cap Fund to the “AIG Small-Cap Fund,” effective February 28, 2017.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $6,504 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVR - Contigent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$11,755	$—	$0	$11,755
Medical-Biomedical/Gene	1,464,066	—	1,429	1,465,495
Medical-Drugs	1,635,903	—	0	1,635,903
Multimedia	78,631	—	403	79,034
Therapeutics	748,889	—	4,672	753,561
Other Industries	43,936,279	—	—	43,936,279
Exchange-Traded Funds	1,028,019	—	—	1,028,019
Warrants	4	—	—	4
Short-Term Investment Securities	—	436,000	—	436,000
Repurchase Agreements	—	217,000	—	217,000

Total Investments at Value	$48,903,546	$653,000	$6,504	$49,563,050

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2017 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd. and AIG Global Trends Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of January 31, 2017, net assets of the Commodity Strategy Fund were $41,777,670, of which approximately $7,942,139, or approximately 19.0%, represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

The AIG Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of January 31, 2017, net assets of the Global Trends Fund were $37,172,760, of which approximately $7,654,552, or approximately 20.6%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2017 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended January 31, 2017 are summarized as follows:

	Written Options Future Contracts
	Commodity Strategy Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2016	15	$46,986
Options written	16	16,750
Options terminated in closing purchase transactions	28	19,336
Options exercised	—	—
Options expired	—	—

Options outstanding as of January 31, 2017	3	$44,400

# Consolidated (see Note 1)

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Equity Swap Agreements: During the period, the Commodity Strategy Fund used equity swaps, a type of total return swap, for investment purposes in order to provide exposure to commodities.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of January 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of January 31, 2017, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Purchased (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
2020 High Watermark	$—	$—	$—	$—	$—	$—	$—
Commodity Strategy	—	—	314,260	25,446	5,981	—	345,687
Global Trends	—	23	51,650	—	—	161,955	213,628

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Written (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
2020 High Watermark	$—	$75	$—	$—	$—	$—	$75
Commodity Strategy	—	—	117,407	43,860	—	—	161,267
Global Trends	—	136,760	—	—	—	52,779	189,539

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
2020 High Watermark Fund	$748
Commodity Strategy	(259,366)
Global Trends	(38,964)

Note 3. Repurchase Agreements:

As of January 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	6.15%	$3,690,000
Commodity Strategy Subsidiary	1.51	905,000
Global Trends	8.98	5,390,000
Global Trends Subsidiary	2.40	1,440,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated January 31, 2017, bearing interest at a rate of 0.52% per annum, with a principal amount of $60,000,000, a repurchase price of $60,000,867, and a maturity date of February 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	01/31/2024	$61,152,900	$61,042,039

As of January 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	6.15%	$5,230,000
Commodity Strategy Subsidiary	1.51	1,285,000
Global Trends	8.98	7,635,000
Global Trends Subsidiary	2.40	2,040,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated January 31, 2017, bearing interest at a rate of 0.53% per annum, with a principal amount of $85,000,000, a repurchase price of $85,001,251, and a maturity date of February 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.50%	02/15/2045	$96,200,000	$86,578,741

As of January 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	6.15%	$3,690,000
Commodity Strategy Subsidiary	1.51	905,000
Global Trends	8.98	5,390,000
Global Trends Subsidiary	2.40	1,440,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated January 31, 2017, bearing interest at a rate of 0.54% per annum, with a principal amount of $60,000,000, a repurchase price of $60,000,900, and a maturity date of February 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	11/30/2020	$61,276,600	$61,200,035

As of January 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	6.17%	$5,765,000
Commodity Strategy Subsidiary	1.53	1,430,000
Global Trends	9.00	8,415,000
Global Trends Subsidiary	2.42	2,260,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated January 31, 2017, bearing interest at a rate of 0.52% per annum, with a principal amount of $93,480,000, a repurchase price of $93,481,350, and a maturity date of February 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	08/31/2022	$95,957,000	$95,631,660

As of January 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	6.15%	$615,000
Commodity Strategy Subsidiary	1.50	150,000
Global Trends	8.95	895,000
Global Trends Subsidiary	2.40	240,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated January 31, 2017, bearing interest at a rate of 0.52% per annum, with a principal amount of $10,000,000, a repurchase price of $10,000,144, and a maturity date of February 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	07/31/2020	$10,205,000	$10,199,876

Note 4. Federal Income Taxes

At January 31, 2017, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$2,055,170	$(18,769)	$2,036,401	$24,957,018
Commodity Strategy†	8,678	(10,561,357)	(10,552,679)	51,953,750
ESG Dividend	261,843	(231,442)	30,401	20,802,013
Focused Alpha Large-Cap	103,458,655	(18,521,945)	84,936,710	469,352,634
Focused Multi-Cap Growth	126,100,109	(2,618,840)	123,481,269	349,152,364
Global Trends†	—	(16,670,392)	(16,670,392)	52,117,487
Income Explorer	445,510	(16,761)	428,749	25,551,389
Small-Cap	10,276,770	(3,091,570)	7,185,200	42,377,850

†	Consolidated (See Note 1)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 31, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	March 31, 2017